Schedule of Investments(a)
Invesco Defensive Equity ETF (DEF)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-9.16%
Activision Blizzard, Inc.	31,472	$2,501,395
Alphabet, Inc., Class C(b)	1,604	2,824,227
AT&T, Inc.	85,577	2,460,339
Charter Communications, Inc., Class A, (Acquired 09/20/2019 - 11/05/2020; Cost $1,810,043)(b)(c)	4,091	2,667,291
Comcast Corp., Class A	56,178	2,822,383
Electronic Arts, Inc.(b)	19,474	2,487,803
T-Mobile US, Inc.(b)	22,191	2,950,072
Verizon Communications, Inc.	41,723	2,520,486
Walt Disney Co. (The)	18,836	2,787,916
		24,021,912
Consumer Discretionary-8.10%
Amazon.com, Inc.(b)	763	2,417,215
Dollar General Corp.	12,690	2,773,780
eBay, Inc.	47,026	2,371,521
Garmin Ltd.	24,798	2,895,415
McDonald’s Corp.	11,612	2,524,913
NIKE, Inc., Class B	21,816	2,938,615
Tractor Supply Co.	17,764	2,501,349
Yum! Brands, Inc.	26,844	2,840,095
		21,262,903
Consumer Staples-10.68%
Campbell Soup Co.	54,951	2,748,649
Clorox Co. (The)	11,425	2,318,818
Conagra Brands, Inc.	70,014	2,559,712
Costco Wholesale Corp.	7,238	2,835,631
General Mills, Inc.	41,815	2,543,188
Kimberly-Clark Corp.	16,600	2,312,546
Kroger Co. (The)	71,476	2,358,708
Mondelez International, Inc., Class A	43,610	2,505,395
Monster Beverage Corp.(b)	30,323	2,570,784
Procter & Gamble Co. (The)	18,137	2,518,685
Walmart, Inc.	17,958	2,743,803
		28,015,919
Financials-4.73%
Aon PLC, Class A	12,307	2,521,581
Intercontinental Exchange, Inc.	24,758	2,612,216
Nasdaq, Inc.	19,419	2,485,438
Progressive Corp. (The)	26,462	2,305,105
Willis Towers Watson PLC	11,988	2,495,782
		12,420,122
Health Care-19.39%
Abbott Laboratories	23,674	2,562,000
AbbVie, Inc.	27,363	2,861,622
AmerisourceBergen Corp.	26,047	2,685,706
Amgen, Inc.	10,202	2,265,252
CVS Health Corp.	42,077	2,852,400
Danaher Corp.	12,398	2,784,963
DaVita, Inc.(b)	28,510	3,131,823
Eli Lilly and Co.	16,483	2,400,749
IDEXX Laboratories, Inc.(b)	6,699	3,088,105
Johnson & Johnson	16,741	2,422,088
McKesson Corp.	16,490	2,966,716
Merck & Co., Inc.	29,513	2,372,550
PerkinElmer, Inc.	21,919	2,915,227
Pfizer, Inc.	69,254	2,653,121
Quest Diagnostics, Inc.	23,398	2,900,884
Thermo Fisher Scientific, Inc.	5,982	2,781,510
	Shares	Value
Health Care-(continued)
Vertex Pharmaceuticals, Inc.(b)	9,525	$2,169,319
West Pharmaceutical Services, Inc.	9,199	2,531,197
Zoetis, Inc.	15,768	2,528,872
		50,874,104
Industrials-11.77%
Equifax, Inc.	14,984	2,500,830
Expeditors International of Washington, Inc.	27,980	2,500,573
General Dynamics Corp.	17,158	2,562,547
Jacobs Engineering Group, Inc.	27,000	2,911,680
Johnson Controls International PLC	60,795	2,799,002
L3Harris Technologies, Inc.	13,866	2,662,133
Lockheed Martin Corp.	6,523	2,380,895
Masco Corp.	43,383	2,328,366
Northrop Grumman Corp.	7,398	2,236,120
Roper Technologies, Inc.	6,252	2,669,604
Union Pacific Corp.	12,993	2,651,611
United Parcel Service, Inc., Class B	15,678	2,682,035
		30,885,396
Information Technology-25.49%
Accenture PLC, Class A	10,488	2,612,456
Akamai Technologies, Inc.(b)	22,995	2,380,212
Amphenol Corp., Class A	23,486	3,072,204
ANSYS, Inc.(b)	7,841	2,650,728
Apple, Inc.	21,315	2,537,551
Arista Networks, Inc.(b)	11,846	3,206,712
Automatic Data Processing, Inc.	18,260	3,175,049
Broadridge Financial Solutions, Inc.	18,389	2,700,976
Cadence Design Systems, Inc.(b)	24,016	2,793,061
Cisco Systems, Inc.	62,605	2,693,267
Citrix Systems, Inc.	17,659	2,188,303
International Business Machines Corp.	20,483	2,530,060
Intuit, Inc.	7,641	2,689,785
Jack Henry & Associates, Inc.	15,587	2,507,325
Juniper Networks, Inc.	107,855	2,348,003
Mastercard, Inc., Class A	7,382	2,484,117
Microsoft Corp.	11,894	2,546,149
NortonLifeLock, Inc.	108,400	1,976,132
Oracle Corp.	43,979	2,538,468
Synopsys, Inc.(b)	12,239	2,784,373
Tyler Technologies, Inc.(b)	7,604	3,251,470
VeriSign, Inc.(b)	12,501	2,509,201
Visa, Inc., Class A	12,319	2,591,302
Western Union Co. (The)	110,780	2,499,197
Xilinx, Inc.	24,968	3,634,092
		66,900,193
Materials-3.03%
Ball Corp.	30,702	2,947,699
International Flavors & Fragrances, Inc.(d)	20,553	2,303,991
Sherwin-Williams Co. (The)	3,612	2,700,440
		7,952,130
Real Estate-3.62%
American Tower Corp.	9,960	2,302,752
Crown Castle International Corp.	15,526	2,601,692
Digital Realty Trust, Inc.	17,032	2,295,062
SBA Communications Corp., Class A	7,990	2,294,568
		9,494,074
Utilities-3.97%
Duke Energy Corp.	30,343	2,811,582
Eversource Energy	29,224	2,557,392
See accompanying notes which are an integral part of this schedule.

Invesco Defensive Equity ETF (DEF)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
NextEra Energy, Inc.	35,600	$2,619,804
WEC Energy Group, Inc.	25,624	2,432,999
		10,421,777
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $230,325,473)		262,248,530
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.57%
Invesco Private Government Fund, 0.02%(e)(f)(g)	600,917	600,917
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(e)(f)(g)	901,105	$901,375
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,502,283)		1,502,292
TOTAL INVESTMENTS IN SECURITIES-100.51% (Cost $231,827,756)		263,750,822
OTHER ASSETS LESS LIABILITIES-(0.51)%		(1,332,672)
NET ASSETS-100.00%		$262,418,150

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at period end represented 1.02% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at November 30, 2020.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$595,821	$(595,821)	$-	$-	$-	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	116,684	341,857	(458,541)	-	-	-	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,654,316	762,065	(1,815,464)	-	-	600,917	102*
Invesco Private Prime Fund	551,445	988,042	(638,162)	(14)	64	901,375	210*
Total	$2,322,445	$2,687,785	$(3,507,988)	$(14)	$64	$1,502,292	$317

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFITM Strategic Developed ex-US ETF (ISDX)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.68%
Australia-5.88%
AGL Energy Ltd.	14,865	$147,869
Alumina Ltd.(a)	41,000	52,869
Ampol Ltd.	7,621	172,116
Aristocrat Leisure Ltd.	2,717	64,185
Aurizon Holdings Ltd.	33,715	105,582
BHP Group Ltd.	84,784	2,378,351
BHP Group PLC	99,414	2,254,429
BlueScope Steel Ltd.	16,535	208,343
Boral Ltd.	42,042	152,105
Brambles Ltd.	16,017	129,351
Coca-Cola Amatil Ltd.	8,244	76,844
Computershare Ltd.	5,254	55,284
Crown Resorts Ltd.	8,171	58,041
CSL Ltd.	963	211,017
Downer EDI Ltd.	25,677	98,385
Fortescue Metals Group Ltd.	17,042	228,921
Glencore PLC(b)	672,029	1,900,704
Incitec Pivot Ltd.(b)	49,885	84,175
Lendlease Corp. Ltd.	14,662	152,980
Metcash Ltd.	41,721	90,689
Newcrest Mining Ltd.	6,062	120,291
OceanaGold Corp.(b)	30,561	38,204
Orica Ltd.	6,011	71,532
Origin Energy Ltd.	42,744	163,149
Qantas Airways Ltd.(b)	41,559	164,750
Ramsay Health Care Ltd.	1,913	88,875
Rio Tinto Ltd.	26,852	2,006,290
Rio Tinto PLC	25,964	1,675,622
Santos Ltd.	33,013	149,846
Sonic Healthcare Ltd.	3,973	96,432
South32 Ltd.	154,362	272,980
Tabcorp Holdings Ltd.(a)	29,205	82,636
Telstra Corp. Ltd.	294,986	667,297
Treasury Wine Estates Ltd.	7,758	49,105
Wesfarmers Ltd.	22,659	825,631
Woolworths Group Ltd.	18,075	492,521
		15,587,401
Austria-0.29%
ANDRITZ AG	2,118	89,536
OMV AG	5,082	172,646
UNIQA Insurance Group AG	11,015	83,800
Verbund AG	915	64,413
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,056	49,139
voestalpine AG(a)	7,225	231,966
Wienerberger AG	2,461	68,415
		759,915
Belgium-1.31%
Ackermans & van Haaren N.V.	598	87,270
Anheuser-Busch InBev S.A./N.V.	39,572	2,645,139
Bekaert S.A.	2,494	76,671
Etablissements Franz Colruyt N.V.	732	43,799
Groupe Bruxelles Lambert S.A.	1,505	147,047
Proximus SADP	3,265	68,387
Solvay S.A., Class A	1,933	221,607
UCB S.A.	858	91,919
Umicore S.A.	2,107	94,691
		3,476,530
	Shares	Value
Brazil-0.06%
Yara International ASA	3,944	$160,225
Canada-14.78%
Aecon Group, Inc.	5,502	69,120
Agnico Eagle Mines Ltd.	2,704	177,589
Air Canada(b)	26,073	496,954
Alamos Gold, Inc., Class A	8,929	74,070
Alimentation Couche-Tard, Inc., Class B	39,367	1,310,208
AltaGas Ltd.	16,706	240,296
ARC Resources Ltd.	34,887	173,372
AutoCanada, Inc.	8,500	195,200
B2Gold Corp.	14,934	83,434
Barrick Gold Corp.	22,226	511,272
Baytex Energy Corp.(a)(b)	389,859	198,555
BCE, Inc.	14,714	639,245
BlackBerry Ltd.(b)	13,844	81,724
Boyd Group Services, Inc.	299	48,877
Brookfield Asset Management, Inc., Class A	60,542	2,450,365
BRP, Inc.	4,516	258,192
CAE, Inc.	8,111	196,657
Cameco Corp.	5,803	58,169
Canadian National Railway Co.	13,941	1,463,057
Canadian Natural Resources Ltd.	86,069	1,967,918
Canadian Pacific Railway Ltd.	2,288	740,779
Canadian Solar, Inc.(a)(b)	3,209	137,217
Canadian Tire Corp. Ltd., Class A	4,379	560,832
Canfor Corp.(b)	6,136	89,964
Capital Power Corp.	6,292	161,391
Cascades, Inc.	8,142	91,730
CCL Industries, Inc., Class B	4,275	188,893
Celestica, Inc.(b)	23,489	177,269
Cenovus Energy, Inc.	186,321	925,926
Centerra Gold, Inc.	6,386	62,485
CGI, Inc., Class A(b)	6,759	500,236
Chartwell Retirement Residences	7,460	64,992
CI Financial Corp.	12,724	167,114
Cineplex, Inc.	4,711	37,807
Cogeco Communications, Inc.	768	55,714
Cogeco, Inc.	713	43,768
Constellation Software, Inc.	143	177,471
Crescent Point Energy Corp.	198,548	356,985
Dollarama, Inc.	3,582	146,940
Empire Co. Ltd., Class A	16,585	454,843
Enbridge, Inc.	78,322	2,451,378
Enerflex Ltd.	13,757	73,037
Enerplus Corp.	42,704	108,745
Fairfax Financial Holdings Ltd.	2,469	848,594
Finning International, Inc.	10,981	224,552
George Weston Ltd.	5,875	435,717
Gibson Energy, Inc.	7,920	127,488
Gildan Activewear, Inc.	11,747	307,839
Great Canadian Gaming Corp.(b)	3,887	115,779
Husky Energy, Inc.	84,206	342,438
Hydro One Ltd.(c)	9,707	226,964
IAMGOLD Corp.(b)	19,674	66,648
IGM Financial, Inc.	3,630	96,219
Imperial Oil Ltd.	24,527	425,470
Intact Financial Corp.	3,359	376,595
Inter Pipeline Ltd.(a)	20,081	200,516
Keyera Corp.(a)	10,864	187,871
Kinross Gold Corp.	27,158	193,851
Kirkland Lake Gold Ltd.	2,880	118,254
Linamar Corp.	5,822	268,749
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Canada-(continued)
Loblaw Cos. Ltd.	8,993	$445,521
Magna International, Inc.	34,240	2,104,231
Maple Leaf Foods, Inc.	3,043	62,156
Martinrea International, Inc.	14,106	154,786
MEG Energy Corp.(b)	49,441	139,254
Methanex Corp.	11,917	499,891
Metro, Inc.	7,481	344,407
New Gold, Inc.(b)	41,789	77,071
NFI Group, Inc.	6,252	94,704
Norbord, Inc.	5,891	221,339
North West Co., Inc. (The)	2,145	55,615
Nutrien Ltd.	43,288	2,141,184
Open Text Corp.	5,053	223,542
Pan American Silver Corp.	2,948	86,945
Parkland Corp.	9,313	285,879
Pembina Pipeline Corp.	21,499	549,461
Precision Drilling Corp.(b)	5,557	107,675
Premium Brands Holdings Corp.	842	64,571
Quebecor, Inc., Class B	3,210	80,108
Restaurant Brands International, Inc.	5,185	296,120
Ritchie Bros. Auctioneers, Inc.	1,658	119,511
Rogers Communications, Inc., Class B	7,748	366,265
Russel Metals, Inc.	6,960	111,766
Saputo, Inc.	6,615	183,917
Secure Energy Services, Inc.	71,633	119,950
Seven Generations Energy Ltd., Class A(b)	112,174	467,428
Shaw Communications, Inc., Class B	7,728	134,654
Shopify, Inc., Class A(b)	81	87,367
SNC-Lavalin Group, Inc.(a)	8,082	148,680
Spin Master Corp.(b)(c)	3,289	76,267
Stantec, Inc.	3,191	96,378
Stella-Jones, Inc.	2,165	73,809
Suncor Energy, Inc.	136,283	2,184,272
Superior Plus Corp.(a)	11,286	105,901
Teck Resources Ltd., Class B	82,697	1,309,470
TELUS Corp.	18,531	358,208
TFI International, Inc.	4,769	242,516
Thomson Reuters Corp.	6,137	487,493
TORC Oil & Gas Ltd.	57,571	94,626
Toromont Industries Ltd.	1,528	104,752
TransAlta Corp.	19,213	133,434
Transcontinental, Inc., Class A	10,375	154,356
Vermilion Energy, Inc.	31,650	127,245
West Fraser Timber Co. Ltd.	3,831	212,584
Whitecap Resources, Inc.(a)	94,522	285,922
WSP Global, Inc.	2,859	212,787
Yamana Gold, Inc.	24,595	128,678
		39,196,030
Chile-0.13%
Antofagasta PLC	4,870	81,499
Lundin Mining Corp.	31,431	251,758
		333,257
China-0.05%
Wilmar International Ltd.	41,380	130,036
Colombia-0.12%
Millicom International Cellular S.A., SDR(b)	5,139	204,364
Parex Resources, Inc.(b)	9,012	123,785
		328,149
Denmark-1.31%
AP Moller - Maersk A/S, Class B(a)	462	945,531
	Shares	Value
Denmark-(continued)
Carlsberg A/S, Class B	1,586	$236,632
Chr. Hansen Holding A/S	436	42,363
Coloplast A/S, Class B	410	61,383
Dfds A/S(b)	1,649	71,552
DSV Panalpina A/S	641	101,427
H Lundbeck A/S	1,456	44,657
ISS A/S(b)	7,651	140,232
Novo Nordisk A/S, Class B	12,171	820,919
Novozymes A/S, Class B	1,559	89,419
Orsted A/S(c)	840	151,733
Pandora A/S	2,645	265,669
Rockwool International A/S, Class B	204	74,748
Vestas Wind Systems A/S	2,111	432,717
		3,478,982
Finland-0.92%
Elisa OYJ	851	45,808
Fortum OYJ(a)	8,060	185,163
Huhtamaki OYJ	1,198	60,331
Kesko OYJ, Class B	6,662	175,320
Kone OYJ, Class B	2,338	196,665
Neste OYJ	3,068	206,177
Nokia OYJ(b)	97,297	389,605
Nokian Renkaat OYJ	2,537	89,404
Outokumpu OYJ(a)(b)	21,292	65,380
Sampo OYJ, Class A	8,612	373,230
Stora Enso OYJ, Class R	15,820	268,152
UPM-Kymmene OYJ	8,875	293,222
Wartsila OYJ Abp	8,948	84,366
		2,432,823
France-9.19%
Accor S.A.(a)(b)	4,217	145,026
Aeroports de Paris(a)	566	71,700
Air France-KLM(a)(b)	11,197	66,969
Air Liquide S.A.	4,161	685,138
Airbus SE(b)	9,670	1,014,796
Alstom S.A.(b)	3,453	184,632
Arkema S.A.	1,419	165,871
Atos SE(b)	1,901	174,823
Bollore S.A.	29,194	113,636
Bouygues S.A.	9,777	390,388
Bureau Veritas S.A.(b)	2,505	64,844
Capgemini SE	2,516	350,021
Carrefour S.A.	33,105	543,711
Casino Guichard Perrachon S.A.(a)(b)	3,591	103,824
Cie de Saint-Gobain(b)	21,688	1,033,058
Cie Generale des Etablissements Michelin S.C.A.	4,214	526,511
Criteo S.A., ADR(b)	7,551	146,263
Danone S.A.	5,817	374,774
Dassault Systemes SE	344	63,802
Eiffage S.A.(b)	2,447	240,432
Electricite de France S.A.	25,956	394,783
Elior Group S.A.(c)	8,080	46,393
Elis S.A.(b)	5,377	87,925
Engie S.A.(b)	93,831	1,388,418
EssilorLuxottica S.A.(b)	1,747	253,593
Faurecia SE(b)	3,305	164,859
Hermes International	70	68,444
Kering S.A.	417	301,784
Korian S.A.(b)	1,564	52,122
Legrand S.A.	2,088	177,284
L’Oreal S.A.	1,263	463,514

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
France-(continued)
LVMH Moet Hennessy Louis Vuitton SE	1,510	$872,245
Nexity S.A.	1,451	56,583
Orange S.A.	63,924	809,774
Orpea S.A.(b)	480	60,174
Pernod Ricard S.A.	1,495	286,131
Peugeot S.A.(a)(b)	37,293	881,715
Publicis Groupe S.A.	6,634	302,267
Rallye S.A.(b)	13,628	81,265
Renault S.A.(b)	24,772	988,385
Rexel S.A.(b)	15,752	213,392
Rubis S.C.A.	1,328	56,997
Safran S.A.(b)	4,378	640,481
Sanofi	13,936	1,412,137
Schneider Electric SE	6,655	928,618
SCOR SE(b)	8,215	281,439
SEB S.A.	365	65,143
Sodexo S.A.	2,101	174,317
SPIE S.A.(b)	4,162	85,283
Suez S.A.	11,581	223,521
Teleperformance	292	97,522
Thales S.A.	1,551	142,970
TOTAL SE	81,443	3,490,150
Ubisoft Entertainment S.A.(b)	584	55,733
Valeo S.A.	11,146	433,584
Veolia Environnement S.A.	16,400	377,837
Vinci S.A.	8,705	890,305
Vivendi S.A.	16,234	488,974
Wendel SE	897	101,666
		24,357,946
Germany-9.12%
adidas AG(b)	1,309	418,546
Aurubis AG	1,239	94,647
BASF SE	26,471	1,941,992
Bayer AG	16,554	955,838
Bayerische Motoren Werke AG	13,854	1,210,431
Beiersdorf AG	509	57,075
Brenntag AG	2,315	177,395
CECONOMY AG(b)	45,157	223,630
Continental AG	4,270	583,308
Covestro AG(c)	6,846	382,845
Daimler AG	48,655	3,285,455
Deutsche Lufthansa AG(a)(b)	25,837	298,122
Deutsche Post AG	11,856	574,377
Deutsche Telekom AG	71,835	1,298,818
E.ON SE	35,886	389,604
Evonik Industries AG	11,003	333,125
Freenet AG	3,421	70,099
Fresenius Medical Care AG & Co. KGaA	2,433	205,180
Fresenius SE & Co. KGaA	9,523	427,178
Fuchs Petrolub SE, Preference Shares	1,273	72,971
GEA Group AG	2,808	96,435
Hannover Rueck SE	1,069	179,407
HeidelbergCement AG	5,542	394,711
Henkel AG & Co. KGaA, Preference Shares	4,661	503,132
HOCHTIEF AG	1,002	96,966
HUGO BOSS AG	1,967	60,729
Infineon Technologies AG	8,975	316,924
Jungheinrich AG, Preference Shares	2,391	104,680
K+S AG	15,377	138,948
KION Group AG	1,033	79,627
KION Group AG, Rts., expiring 12/03/2020(b)	1,068	319
Knorr-Bremse AG	465	59,673
	Shares	Value
Germany-(continued)
LANXESS AG	1,891	$132,690
Leoni AG(a)(b)	5,693	42,494
Merck KGaA	2,722	435,824
METRO AG	12,018	110,120
MTU Aero Engines AG	545	129,049
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,261	1,190,662
OSRAM Licht AG(b)	1,238	76,711
ProSiebenSat.1 Media SE(b)	7,762	112,672
Rheinmetall AG	984	87,762
Salzgitter AG(b)	5,306	107,424
SAP SE	5,168	630,437
Schaeffler AG, Preference Shares	7,074	52,972
Siemens AG	13,785	1,846,838
Siemens Energy AG(b)	6,792	202,303
Symrise AG	493	61,921
Telefonica Deutschland Holding AG	23,354	64,644
thyssenkrupp AG(a)(b)	45,832	307,126
TUI AG(a)	41,086	274,698
Uniper SE	10,287	349,471
United Internet AG	1,267	50,666
Volkswagen AG, Preference Shares	17,074	2,886,719
		24,185,390
Hong Kong-1.23%
AIA Group Ltd.	133,305	1,460,724
CK Hutchison Holdings Ltd.	83,910	608,828
CLP Holdings Ltd.	22,417	210,507
HKT Trust & HKT Ltd.	42,797	55,977
Hong Kong & China Gas Co. Ltd. (The)	56,598	87,169
Melco Resorts & Entertainment Ltd., ADR	12,999	235,672
MTR Corp. Ltd.	16,129	87,485
NWS Holdings Ltd.	44,967	42,980
Pacific Century Premium Developments Ltd.(b)	9,924	1,088
PCCW Ltd.	86,932	52,815
Swire Pacific Ltd., Class A	20,510	117,729
Techtronic Industries Co. Ltd.	7,346	94,141
WH Group Ltd.	163,577	133,562
Yue Yuen Industrial Holdings Ltd.	40,223	82,703
		3,271,380
Indonesia-0.05%
First Pacific Co. Ltd.	290,181	88,711
Golden Agri-Resources Ltd.	393,523	45,823
		134,534
Ireland-0.61%
CRH PLC	15,122	593,679
Flutter Entertainment PLC(b)	629	115,087
ICON PLC(b)	695	135,442
Kerry Group PLC, Class A	771	108,275
Kingspan Group PLC(b)	820	71,752
Ryanair Holdings PLC, ADR(b)	4,181	433,862
Smurfit Kappa Group PLC	4,052	172,747
		1,630,844
Israel-0.35%
Check Point Software Technologies Ltd.(b)	2,612	307,380
Nice Ltd., ADR(b)	516	125,759
Teva Pharmaceutical Industries Ltd., ADR(b)	45,462	432,344
Tower Semiconductor Ltd.(b)	2,778	67,950
		933,433

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Italy-1.52%
A2A S.p.A.	37,774	$57,747
Atlantia S.p.A.(b)	12,169	222,424
Enel S.p.A.	164,055	1,642,552
Eni S.p.A.	112,435	1,116,711
Ferrari N.V.	343	72,540
Hera S.p.A.	13,694	50,125
Leonardo S.p.A.(a)	15,804	114,638
Pirelli & C S.p.A.(a)(b)(c)	10,596	57,037
Prysmian S.p.A.	4,486	147,194
Saipem S.p.A.	25,356	62,027
Saras S.p.A.(a)(b)	51,142	32,974
Societa Cattolica di Assicurazioni SC(a)(b)	15,965	96,060
Telecom Italia S.p.A.	776,839	364,733
		4,036,762
Japan-19.37%
Aeon Co. Ltd.	21,746	647,531
AGC, Inc.	7,256	241,809
Air Water, Inc.	3,652	60,274
Aisin Seiki Co. Ltd.	6,183	183,518
Ajinomoto Co., Inc.	6,548	136,926
Alfresa Holdings Corp.	6,550	131,283
Alps Alpine Co. Ltd.	6,999	87,794
Amada Co. Ltd.	6,648	64,137
ANA Holdings, Inc.(a)(b)	3,749	90,512
Asahi Group Holdings Ltd.	5,210	201,705
Asahi Kasei Corp.	31,056	285,051
Astellas Pharma, Inc.	21,110	300,328
Bandai Namco Holdings, Inc.	1,464	133,799
Bridgestone Corp.	14,647	511,855
Brother Industries Ltd.	4,047	77,622
Canon, Inc.	20,768	369,154
Central Japan Railway Co.	1,922	245,146
Chubu Electric Power Co., Inc.	21,612	260,629
Chugai Pharmaceutical Co. Ltd.	1,172	56,692
Chugoku Electric Power Co., Inc. (The)	7,893	100,446
Coca-Cola Bottlers Japan Holdings, Inc.	2,998	46,174
COMSYS Holdings Corp.	1,398	41,427
Cosmo Energy Holdings Co. Ltd.	5,813	98,895
Dai Nippon Printing Co. Ltd.	6,363	119,358
Daicel Corp.	7,042	49,569
Daiichi Sankyo Co. Ltd.	6,746	238,981
Daikin Industries Ltd.	1,811	411,003
Daito Trust Construction Co. Ltd.	1,523	149,561
Daiwa House Industry Co. Ltd.	14,162	434,605
Denka Co. Ltd.	1,826	56,562
Denso Corp.	10,536	498,029
Dentsu Group, Inc.	5,804	189,246
DIC Corp.	2,161	53,199
Dowa Holdings Co. Ltd.	1,398	46,254
East Japan Railway Co.	5,905	367,410
Ebara Corp.	2,562	82,063
EDION Corp.	4,608	43,086
Eisai Co. Ltd.	1,616	122,229
Electric Power Development Co. Ltd.	5,606	75,481
ENEOS Holdings, Inc.	195,173	671,010
FANUC Corp.	1,495	363,660
Fast Retailing Co. Ltd.	248	204,393
Fuji Electric Co. Ltd.	2,530	90,015
FUJIFILM Holdings Corp.	5,291	285,417
Fujikura Ltd.(b)	15,477	60,409
Fujitsu Ltd.	3,229	449,165
Furukawa Electric Co. Ltd.	3,381	85,729
	Shares	Value
Japan-(continued)
H2O Retailing Corp.	6,070	$37,430
Hakuhodo DY Holdings, Inc.	6,997	101,323
Hankyu Hanshin Holdings, Inc.	3,345	109,388
Hanwa Co. Ltd.	4,906	117,622
Haseko Corp.	6,480	70,160
Hino Motors Ltd.	11,098	96,319
Hirose Electric Co. Ltd.	328	46,428
Hitachi Construction Machinery Co. Ltd.	1,891	52,428
Hitachi Ltd.	28,908	1,099,488
Hitachi Metals Ltd.	5,292	77,800
Hokkaido Electric Power Co., Inc.	16,969	63,791
Hokuriku Electric Power Co.	8,755	61,711
Honda Motor Co. Ltd.	55,574	1,530,383
Hoya Corp.	1,782	237,714
Idemitsu Kosan Co. Ltd.	8,823	183,948
IHI Corp.	8,048	119,707
Iida Group Holdings Co. Ltd.	3,591	72,250
INPEX Corp.	34,418	192,761
Isetan Mitsukoshi Holdings Ltd.	14,708	79,129
Isuzu Motors Ltd.	17,339	169,275
ITOCHU Corp.	29,339	776,136
J Front Retailing Co. Ltd.	7,556	60,651
Japan Airlines Co. Ltd.(b)	4,691	88,939
Japan Display, Inc.(b)	104,255	49,990
Japan Tobacco, Inc.	16,798	341,518
JFE Holdings, Inc.(b)	41,943	384,536
JGC Holdings Corp.	5,050	45,282
JSR Corp.	3,160	87,428
JTEKT Corp.	10,003	77,798
Kajima Corp.	12,376	162,956
Kamigumi Co. Ltd.	2,154	37,286
Kaneka Corp.	1,675	50,439
Kanematsu Corp.	3,652	42,202
Kansai Electric Power Co., Inc. (The)	30,750	281,712
Kao Corp.	2,621	196,258
Kawasaki Heavy Industries Ltd.(b)	7,357	106,889
Kawasaki Kisen Kaisha Ltd.(b)	4,768	77,230
KDDI Corp.	11,818	338,021
Keio Corp.	782	55,571
Keyence Corp.	333	170,180
Kikkoman Corp.	823	51,223
Kintetsu Group Holdings Co. Ltd.	1,892	84,008
Kirin Holdings Co. Ltd.	10,469	228,255
Kobe Steel Ltd.(b)	36,709	177,780
Koito Manufacturing Co. Ltd.	1,468	88,411
Komatsu Ltd.	15,154	369,131
Konami Holdings Corp.	1,284	67,355
Konica Minolta, Inc.	25,468	81,576
K’s Holdings Corp.	4,289	52,155
Kubota Corp.	14,304	284,022
Kuraray Co. Ltd.	7,981	79,293
Kyocera Corp.	4,936	282,267
Kyushu Electric Power Co., Inc.	21,923	185,223
Kyushu Railway Co.	2,161	45,551
Lawson, Inc.	973	44,136
Lixil Corp.	10,979	263,749
Makita Corp.	1,926	99,740
Marubeni Corp.	112,630	657,256
Maruha Nichiro Corp.	1,915	39,007
Mazda Motor Corp.	40,065	237,066
Medipal Holdings Corp.	7,787	146,592
MEIJI Holdings Co. Ltd.	1,398	98,943

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
MINEBEA MITSUMI, Inc.	4,571	$95,299
Mitsubishi Chemical Holdings Corp.	53,545	296,545
Mitsubishi Corp.	43,972	1,025,978
Mitsubishi Electric Corp.	33,659	495,000
Mitsubishi Estate Co. Ltd.	11,185	193,505
Mitsubishi Gas Chemical Co., Inc.	4,314	91,596
Mitsubishi Heavy Industries Ltd.	15,136	341,331
Mitsubishi Materials Corp.	5,524	104,997
Mitsubishi Motors Corp.(b)	28,123	50,704
Mitsui & Co. Ltd.	47,832	816,504
Mitsui Chemicals, Inc.	6,478	182,210
Mitsui E&S Holdings Co. Ltd.(b)	8,164	26,698
Mitsui Fudosan Co. Ltd.	12,250	256,278
Mitsui Mining & Smelting Co. Ltd.	2,412	68,422
Mitsui OSK Lines Ltd.	6,569	171,855
MS&AD Insurance Group Holdings, Inc.	17,153	499,251
Murata Manufacturing Co. Ltd.	3,664	320,773
Nagase & Co. Ltd.	3,850	52,982
Nagoya Railroad Co. Ltd.	2,186	60,208
NEC Corp.	4,927	266,018
NGK Insulators Ltd.	4,567	72,660
NGK Spark Plug Co. Ltd.	3,450	62,565
NH Foods Ltd.	2,254	96,299
NHK Spring Co. Ltd.	7,881	47,842
Nidec Corp.	2,254	287,600
Nikon Corp.	9,589	59,681
Nintendo Co. Ltd.	428	243,235
Nippon Electric Glass Co. Ltd.	3,277	71,715
Nippon Express Co. Ltd.	1,181	79,054
Nippon Light Metal Holdings Co. Ltd.	2,570	44,166
Nippon Paper Industries Co. Ltd.	5,554	59,921
Nippon Sheet Glass Co. Ltd.(b)	12,189	46,874
Nippon Steel Corp.(b)	64,388	788,217
Nippon Steel Trading Corp.	1,604	54,608
Nippon Suisan Kaisha Ltd.	9,544	36,702
Nippon Telegraph & Telephone Corp.	35,843	847,308
Nippon Yusen KK	9,764	213,118
Nissan Motor Co. Ltd.(b)	198,591	937,963
Nisshin Seifun Group, Inc.	2,796	45,503
Nisshinbo Holdings, Inc.	5,834	41,402
Nissin Foods Holdings Co. Ltd.	542	44,805
Nitori Holdings Co. Ltd.	418	89,112
Nitto Denko Corp.	2,636	218,413
NOK Corp.	3,345	36,955
Nomura Real Estate Holdings, Inc.	2,825	61,228
Nomura Research Institute Ltd.	2,843	96,107
NSK Ltd.	12,101	98,061
NTN Corp.(b)	22,703	47,463
NTT Data Corp.	9,893	131,685
Obayashi Corp.	18,061	159,349
Odakyu Electric Railway Co. Ltd.	2,380	72,239
Oji Holdings Corp.	24,211	110,055
Olympus Corp.	5,664	122,568
Omron Corp.	1,578	142,705
Ono Pharmaceutical Co. Ltd.	2,289	72,506
Oriental Land Co. Ltd.	473	80,584
Osaka Gas Co. Ltd.	7,796	149,827
Otsuka Holdings Co. Ltd.	4,422	179,891
Pan Pacific International Holdings Corp.	2,568	60,755
Panasonic Corp.	71,835	766,401
Persol Holdings Co. Ltd.	3,761	68,962
Recruit Holdings Co. Ltd.	6,145	259,295
	Shares	Value
Japan-(continued)
Renesas Electronics Corp.(b)	10,169	$90,499
Ricoh Co. Ltd.	24,376	162,935
Rohm Co. Ltd.	1,368	114,268
Santen Pharmaceutical Co. Ltd.	2,423	40,316
Secom Co. Ltd.	1,895	188,909
Seibu Holdings, Inc.	4,412	43,792
Seiko Epson Corp.	8,705	129,980
Seino Holdings Co. Ltd.	4,201	58,901
Sekisui Chemical Co. Ltd.	8,181	141,456
Sekisui House Ltd.	12,972	233,627
Seven & i Holdings Co. Ltd.	15,564	494,496
Sharp Corp.	5,263	70,661
Shikoku Electric Power Co., Inc.	7,304	49,732
Shimano, Inc.	356	84,464
Shimizu Corp.	14,708	111,853
Shin-Etsu Chemical Co. Ltd.	2,796	459,453
Shionogi & Co. Ltd.	2,040	109,420
Shiseido Co. Ltd.	1,576	111,238
Showa Denko K.K.	3,505	65,108
SMC Corp.	314	199,707
Softbank Corp.	28,817	354,979
Sojitz Corp.	60,047	131,870
Sompo Holdings, Inc.	10,291	395,751
Sony Corp.	14,780	1,375,451
Stanley Electric Co. Ltd.	2,119	62,386
Subaru Corp.	16,144	320,945
SUMCO Corp.	3,226	65,402
Sumitomo Chemical Co. Ltd.	65,386	232,010
Sumitomo Corp.	40,962	505,371
Sumitomo Electric Industries Ltd.	27,254	312,072
Sumitomo Forestry Co. Ltd.	4,875	88,874
Sumitomo Heavy Industries Ltd.	3,324	71,819
Sumitomo Metal Mining Co. Ltd.	4,201	156,598
Sumitomo Realty & Development Co. Ltd.	3,502	114,354
Sumitomo Rubber Industries Ltd.	6,667	59,014
Suntory Beverage & Food Ltd.	1,668	61,025
Suzuken Co. Ltd.	2,596	99,334
Suzuki Motor Corp.	8,708	467,990
Sysmex Corp.	543	56,917
Taiheiyo Cement Corp.	4,564	122,815
Taisei Corp.	4,415	156,234
Taisho Pharmaceutical Holdings Co. Ltd.	780	49,669
Takashimaya Co. Ltd.	7,401	56,994
Takeda Pharmaceutical Co. Ltd.	13,692	491,743
TDK Corp.	1,730	244,216
Teijin Ltd.	5,404	92,455
Terumo Corp.	2,917	116,009
THK Co. Ltd.	1,612	49,856
TIS, Inc.	1,926	38,381
Tobu Railway Co. Ltd.	2,308	69,279
Toho Gas Co. Ltd.	756	49,518
Toho Holdings Co. Ltd.	2,682	48,946
Tohoku Electric Power Co., Inc.	21,705	182,133
Tokio Marine Holdings, Inc.	16,631	827,762
Tokyo Electric Power Co. Holdings, Inc.(b)	153,563	400,567
Tokyo Electron Ltd.	1,070	363,969
Tokyo Gas Co. Ltd.	9,465	212,809
Tokyu Corp.	7,111	86,403
Tokyu Fudosan Holdings Corp.	14,539	70,551
Toppan Printing Co. Ltd.	8,374	114,437
Toray Industries, Inc.	42,332	229,817
Toshiba Corp.	12,128	339,852

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Tosoh Corp.	6,120	$96,605
TOTO Ltd.	1,498	84,902
Toyo Seikan Group Holdings Ltd.	8,181	79,005
Toyo Suisan Kaisha Ltd.	856	42,112
Toyota Industries Corp.	3,131	226,399
Toyota Motor Corp.	47,220	3,169,434
Toyota Tsusho Corp.	10,708	370,711
Trend Micro, Inc.	756	41,108
Ube Industries Ltd.	3,966	67,510
Unicharm Corp.	1,724	83,708
West Japan Railway Co.	3,188	145,650
Yakult Honsha Co. Ltd.	756	36,069
Yamada Holdings Co. Ltd.	20,623	98,096
Yamaha Corp.	1,070	61,158
Yamaha Motor Co. Ltd.	8,923	171,999
Yamato Holdings Co. Ltd.	2,745	69,418
Yamazaki Baking Co. Ltd.	2,568	42,654
Yaskawa Electric Corp.	1,294	62,420
Yokogawa Electric Corp.	3,167	56,005
Yokohama Rubber Co. Ltd. (The)	3,565	52,069
Z Holdings Corp.	38,845	244,749
		51,362,683
Luxembourg-0.37%
ArcelorMittal S.A.(b)	53,666	985,398
Macau-0.08%
Galaxy Entertainment Group Ltd.	14,460	110,047
Sands China Ltd.	24,550	100,702
		210,749
Netherlands-2.61%
Akzo Nobel N.V.	4,083	434,977
Altice Europe N.V.(b)	38,698	204,512
ASM International N.V.	454	80,457
ASML Holding N.V.	1,146	498,782
EXOR N.V.	13,342	931,728
Heineken Holding N.V.	2,158	199,930
Heineken N.V.(a)	2,574	272,555
Koninklijke Ahold Delhaize N.V.	28,613	821,103
Koninklijke BAM Groep N.V.(b)	35,624	77,130
Koninklijke DSM N.V.	1,516	248,985
Koninklijke KPN N.V.	74,762	223,487
Koninklijke Philips N.V.(b)	9,851	510,945
NXP Semiconductors N.V.	11,327	1,794,423
Randstad N.V.(b)	4,024	250,303
Signify N.V.(b)	5,322	225,999
Wolters Kluwer N.V.	1,777	149,433
		6,924,749
New Zealand-0.15%
Air New Zealand Ltd.(b)	96,225	123,081
Contact Energy Ltd.	12,885	70,634
Fletcher Building Ltd.(b)	33,178	130,578
Spark New Zealand Ltd.	21,562	69,101
		393,394
Norway-0.43%
Equinor ASA	29,820	472,051
Mowi ASA	5,037	102,399
Norsk Hydro ASA	60,371	245,394
Orkla ASA	9,711	93,419
Telenor ASA	12,767	218,319
		1,131,582
	Shares	Value
Peru-0.07%
Hudbay Minerals, Inc.	30,339	$192,443
Portugal-0.12%
Galp Energia SGPS S.A.	13,595	147,077
Jeronimo Martins SGPS S.A.	4,903	84,221
Sonae SGPS S.A.	105,491	84,988
		316,286
Russia-0.21%
Evraz PLC	19,013	98,056
VEON Ltd., ADR	317,627	460,559
		558,615
Singapore-0.26%
ComfortDelGro Corp. Ltd.	52,813	65,045
Genting Singapore Ltd.	85,166	52,764
Jardine Cycle & Carriage Ltd.	3,773	54,664
Keppel Corp. Ltd.	22,850	86,474
Sembcorp Industries Ltd.	37,682	51,473
Singapore Airlines Ltd.	33,990	110,112
Singapore Technologies Engineering Ltd.	17,379	50,073
Singapore Telecommunications Ltd.	122,791	219,057
		689,662
South Africa-0.35%
Anglo American PLC	31,085	918,604
South Korea-6.72%
CJ CheilJedang Corp.	269	87,880
CJ Corp.	1,600	114,374
Coway Co. Ltd.(b)	785	49,233
Daelim Industrial Co. Ltd.	1,112	80,394
DB Insurance Co. Ltd.	2,451	97,460
Doosan Co. Ltd.	1,581	79,011
Doosan Heavy Industries & Construction Co. Ltd.(b)	23,351	353,467
E-MART, Inc.	1,015	141,259
GS Engineering & Construction Corp.	3,008	86,172
GS Holdings Corp.	2,563	81,183
Hankook Tire & Technology Co. Ltd.	3,352	99,056
Hanwha Corp.	13,405	312,547
Hanwha Solutions Corp.	5,451	235,222
Hyundai Engineering & Construction Co. Ltd.	3,205	97,319
Hyundai Glovis Co. Ltd.	555	89,278
Hyundai Heavy Industries Holdings Co. Ltd.	526	132,861
Hyundai Marine & Fire Insurance Co. Ltd.	4,166	83,956
Hyundai Mobis Co. Ltd.	2,099	462,840
Hyundai Motor Co.	8,662	1,420,770
Hyundai Steel Co.	9,891	284,247
Kia Motors Corp.	14,271	745,438
Korea Electric Power Corp.(b)	23,747	460,326
Korea Gas Corp.	3,263	83,599
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	1,606	149,490
Korea Zinc Co. Ltd.	141	48,293
Korean Air Lines Co. Ltd.(b)	5,223	120,362
KT Corp., ADR	13,061	141,320
KT&G Corp.	1,784	133,008
LG Chem Ltd.	698	504,632
LG Corp.	1,881	120,011
LG Display Co. Ltd.(b)	26,732	368,409
LG Electronics, Inc.	6,324	488,638
LG Household & Health Care Ltd.	39	53,360
LG International Corp.	4,260	73,531
LG Uplus Corp.	6,711	72,474

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
South Korea-(continued)
Lotte Chemical Corp.	618	$157,495
Lotte Shopping Co. Ltd.	1,071	98,239
NAVER Corp.	438	109,841
POSCO	4,756	1,005,742
Posco International Corp.	4,200	50,481
Samsung C&T Corp.	1,644	179,027
Samsung Electro-Mechanics Co. Ltd.	660	93,046
Samsung Electronics Co. Ltd.	93,759	5,651,552
Samsung Fire & Marine Insurance Co. Ltd.	922	156,645
Samsung Heavy Industries Co. Ltd.(b)	13,853	85,505
Samsung SDI Co. Ltd.	349	168,105
Samsung SDS Co. Ltd.	313	48,935
SK Holdings Co. Ltd.	2,500	477,837
SK Hynix, Inc.	8,527	751,329
SK Innovation Co. Ltd.	3,117	487,317
SK Networks Co. Ltd.	10,582	46,046
SK Telecom Co. Ltd.	1,079	231,587
S-Oil Corp.	1,228	77,239
		17,827,388
Spain-1.82%
Acciona S.A.	500	63,817
ACS Actividades de Construccion y Servicios S.A.	12,316	390,262
Aena SME S.A.(b)(c)	863	141,015
Amadeus IT Group S.A.	4,220	290,056
Endesa S.A.	5,454	156,382
Ferrovial S.A.	4,108	114,594
Grifols S.A.(a)	2,275	64,632
Iberdrola S.A.	85,021	1,163,982
Industria de Diseno Textil S.A.	9,206	306,691
Mapfre S.A.	58,996	113,408
Naturgy Energy Group S.A.	8,940	206,769
Repsol S.A.	76,158	734,086
Telefonica S.A.	247,555	1,082,931
		4,828,625
Sweden-1.86%
Alfa Laval AB(b)	2,960	74,885
Assa Abloy AB, Class B	7,773	185,557
Atlas Copco AB, Class A(a)	6,240	315,439
Boliden AB	5,400	186,637
Electrolux AB, Series B(a)	7,665	184,324
Epiroc AB, Class A	5,716	95,269
Essity AB, Class B	5,635	179,205
Getinge AB, Class B	2,309	49,463
Hennes & Mauritz AB, Class B(a)	16,650	353,653
Hexagon AB, Class B	1,799	149,774
Husqvarna AB, Class B	8,872	94,762
ICA Gruppen AB(a)	1,377	66,774
Lundin Energy AB	3,218	77,272
NCC AB, Class B	3,002	51,896
Sandvik AB(b)	11,036	248,285
Securitas AB, Class B(b)	7,315	120,637
Skanska AB, Class B	8,459	201,637
SKF AB, Class B	7,319	180,797
SSAB AB, Class A(b)	38,760	122,812
Svenska Cellulosa AB S.C.A., Class B(b)	10,039	162,801
Swedish Match AB	1,018	82,252
Tele2 AB, Class B	5,784	74,619
Telefonaktiebolaget LM Ericsson, Class B	37,463	459,428
Telia Co. AB(a)	64,078	272,508
	Shares	Value
Sweden-(continued)
Trelleborg AB, Class B(b)	5,487	$113,498
Volvo AB, Class B(b)	36,100	822,513
		4,926,697
Switzerland-5.13%
ABB Ltd.	25,572	677,080
Adecco Group AG	5,397	328,124
Aryzta AG(b)	186,739	136,140
Chocoladefabriken Lindt & Spruengli AG, PC(a)	12	102,795
Cie Financiere Richemont S.A.	7,009	584,380
Cie Financiere Richemont S.A., Wts., expiring 11/23/2022(b)	14,090	2,802
Clariant AG	2,516	50,692
Coca-Cola HBC AG	2,879	83,099
DKSH Holding AG	834	57,255
Dufry AG(b)	3,290	184,252
Geberit AG	200	120,844
Georg Fischer AG	76	88,819
Givaudan S.A.	37	151,384
IWG PLC(b)	16,056	69,194
Kuehne + Nagel International AG	678	154,054
LafargeHolcim Ltd.	12,229	643,802
Logitech International S.A.	767	68,101
Lonza Group AG	223	140,308
Nestle S.A.	21,994	2,458,139
Novartis AG	21,944	1,994,182
Partners Group Holding AG	91	98,006
Roche Holding AG	4,542	1,500,370
Schindler Holding AG, PC	270	73,964
SGS S.A.	52	148,711
Sika AG	732	187,508
Sonova Holding AG(b)	335	83,297
STMicroelectronics N.V.	5,239	205,742
Swatch Group AG (The), BR	1,162	287,772
Swiss Re AG	10,861	996,002
Swisscom AG	321	170,198
Zurich Insurance Group AG	4,283	1,745,276
		13,592,292
United Kingdom-12.25%
Admiral Group PLC	1,772	67,588
Aggreko PLC	8,208	61,475
Ashtead Group PLC	3,041	129,145
Associated British Foods PLC	5,931	167,074
AstraZeneca PLC	5,719	595,924
Babcock International Group PLC(b)	18,641	84,092
BAE Systems PLC	46,522	313,031
Balfour Beatty PLC(b)	19,646	66,987
Barratt Developments PLC(b)	21,151	175,073
Beazley PLC	10,239	49,949
Bellway PLC	1,955	73,890
Berkeley Group Holdings PLC	1,786	110,255
BP PLC	855,200	2,827,508
BT Group PLC	453,060	706,474
Bunzl PLC	5,003	157,564
Burberry Group PLC	5,435	125,456
Capita PLC(b)	123,456	69,966
Centrica PLC(b)	733,653	432,140
CNH Industrial N.V.(b)	35,761	392,183
Coca-Cola European Partners PLC	6,768	302,394
Compass Group PLC	23,797	420,638
Croda International PLC, (Acquired 09/10/2018 - 08/05/2020; Cost $48,166)(d)	731	58,126

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
United Kingdom-(continued)
DCC PLC	1,850	$140,337
Diageo PLC	16,961	652,141
Direct Line Insurance Group PLC	37,420	147,775
Dixons Carphone PLC	124,607	183,658
Drax Group PLC	23,301	102,159
DS Smith PLC(b)	22,332	98,984
easyJet PLC	9,857	105,987
Experian PLC	5,077	179,347
Fiat Chrysler Automobiles N.V.(b)	113,396	1,772,330
Firstgroup PLC(b)	127,379	102,885
G4S PLC(b)	77,156	227,646
GlaxoSmithKline PLC	47,382	866,626
GVC Holdings PLC(b)	4,729	65,376
Hays PLC	42,615	74,075
Hiscox Ltd.(b)	5,348	77,325
IMI PLC	3,932	58,689
Imperial Brands PLC	22,311	405,392
Inchcape PLC(b)	16,670	133,198
Informa PLC(b)	17,119	121,176
InterContinental Hotels Group PLC(b)	2,001	124,035
International Consolidated Airlines Group S.A.	201,159	414,116
Intertek Group PLC	1,046	77,113
ITV PLC(b)	110,822	139,194
J Sainsbury PLC	106,140	299,134
John Wood Group PLC(b)	40,323	160,423
Johnson Matthey PLC	5,794	172,033
Kingfisher PLC	103,186	376,907
Legal & General Group PLC	296,814	1,001,354
Man Group PLC	32,327	50,797
Marks & Spencer Group PLC	165,218	277,372
Meggitt PLC(b)	22,183	115,915
Melrose Industries PLC	139,642	286,169
Micro Focus International PLC	19,032	89,616
Mondi PLC	9,298	205,813
National Grid PLC	65,199	738,481
Next PLC	2,463	215,445
Pearson PLC(a)	26,205	226,353
Pennon Group PLC	3,754	47,401
Persimmon PLC	4,975	176,408
Petrofac Ltd.(b)	28,009	57,305
Phoenix Group Holdings PLC	10,424	99,754
Playtech PLC(b)	14,615	74,925
Reckitt Benckiser Group PLC	4,775	419,721
RELX PLC	13,839	322,864
Rentokil Initial PLC(b)	7,845	52,085
Rolls-Royce Holdings PLC(a)	209,619	295,804
Royal Dutch Shell PLC, Class A	359,500	6,101,135
Royal Mail PLC(a)	74,534	306,182
RSA Insurance Group PLC	23,497	211,432
Sage Group PLC (The)	6,976	56,346
Signature Aviation PLC(b)	22,161	70,296
Smith & Nephew PLC	6,493	125,780
Smiths Group PLC	5,036	98,093
SSE PLC	24,185	432,985
	Shares	Value
United Kingdom-(continued)
St James’s Place PLC	10,230	$139,307
Subsea 7 S.A.(b)	13,960	133,096
Tate & Lyle PLC	7,531	64,126
Taylor Wimpey PLC(b)	70,018	143,909
Tesco PLC	190,253	576,574
Travis Perkins PLC(b)	7,264	124,326
Unilever PLC	24,735	1,509,458
Vodafone Group PLC	1,174,473	1,939,279
Weir Group PLC (The)(b)	4,165	93,138
Whitbread PLC(a)(b)	4,938	199,818
WM Morrison Supermarkets PLC(a)	88,798	213,212
WPP PLC	53,228	515,627
		32,472,694
United States-0.96%
Atlassian Corp. PLC, Class A(b)	360	81,018
Bausch Health Cos., Inc.(b)	17,390	323,538
Carnival PLC	51,769	917,492
Constellium SE(b)	15,263	192,924
Ferguson PLC	3,392	381,480
James Hardie Industries PLC, CDI	2,904	84,416
Primo Water Corp.	7,490	112,474
Samsonite International S.A.(b)(c)	58,396	94,308
Spotify Technology S.A.(b)	909	264,855
Tenaris S.A.	12,029	93,328
		2,545,833
Total Common Stocks & Other Equity Interests (Cost $254,544,226)		264,311,331
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f) (Cost $158,430)	158,430	158,430
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $254,702,656)		264,469,761
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.36%
Invesco Private Government Fund, 0.02%(e)(f)(g)	1,721,126	1,721,126
Invesco Private Prime Fund, 0.12%(e)(f)(g)	4,536,879	4,538,240
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,259,366)		6,259,366
TOTAL INVESTMENTS IN SECURITIES-102.10% (Cost $260,962,022)		270,729,127
OTHER ASSETS LESS LIABILITIES-(2.10)%		(5,573,847)
NET ASSETS-100.00%		$265,155,280

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate
Rts.-Rights
SDR-Swedish Depository Receipt
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2020.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $1,176,562, which represented less than 1% of the Fund’s Net Assets.
(d)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,418,488	$(2,260,058)	$-	$-	$158,430	$13
Invesco Premier U.S. Government Money Portfolio, Institutional Class	202,131	397,849	(599,980)	-	-	-	3
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,545,303	13,551,399	(15,375,576)	-	-	1,721,126	351*
Invesco Private Prime Fund	1,181,207	13,473,541	(10,116,768)	-	260	4,538,240	933*
Total	$4,928,641	$29,841,277	$(28,352,382)	$-	$260	$6,417,796	$1,300

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFITM Strategic Emerging Markets ETF (ISEM)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Brazil-10.16%
Ambev S.A.	25,700	$66,706
B3 S.A. - Brasil, Bolsa, Balcao	3,600	37,516
Banco Bradesco S.A., Preference Shares	86,684	391,081
Banco do Estado do Rio Grande do Sul S.A., Class B, Preference Shares	3,700	9,068
Banco Pan S.A., Preference Shares	9,700	17,217
BB Seguridade Participacoes S.A.	3,087	16,369
Braskem S.A., Class A, Preference Shares(a)	5,007	21,009
BRF S.A.(a)	6,707	27,432
CCR S.A.	6,426	15,558
Centrais Eletricas Brasileiras S.A.	4,478	25,823
Cia Brasileira de Distribuicao, ADR	7,232	92,063
Cia de Saneamento Basico do Estado de Sao Paulo	1,834	15,166
Cia de Saneamento do Parana, Preference Shares	9,400	8,709
Cia Energetica de Minas Gerais, Preference Shares	14,317	33,572
Cia Energetica de Sao Paulo, Class B, Preference Shares	1,500	7,773
Cia Paranaense de Energia, Class B, Preference Shares	1,600	20,280
Cia Siderurgica Nacional S.A.	6,318	27,577
Cogna Educacao(a)	19,843	17,278
Cosan Ltd., Class A	4,673	80,656
Cosan S.A.	873	12,568
EDP - Energias do Brasil S.A.	2,633	9,068
Embraer S.A.(a)	16,910	25,430
Equatorial Energia S.A.	3,065	12,400
Gerdau S.A., Preference Shares	17,409	73,047
IRB Brasil Resseguros S.A.	7,200	8,863
Lojas Americanas S.A., Preference Shares	1,486	6,326
Lojas Renner S.A.	1,301	10,792
Metalurgica Gerdau S.A., Preference Shares	30,900	58,861
Oi S.A.(a)	152,853	60,163
Pagseguro Digital Ltd., Class A(a)	456	21,596
Petrobras Distribuidora S.A.	9,000	34,305
Petroleo Brasileiro S.A., Preference Shares	112,061	518,054
Suzano S.A.(a)	1,300	13,637
Telefonica Brasil S.A.	4,643	38,576
TIM S.A.	4,637	11,614
Ultrapar Participacoes S.A.	11,607	43,811
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	13,097	33,191
Vale S.A.	18,267	264,535
Via Varejo S/A(a)	4,600	15,159
		2,202,849
Chile-0.68%
Cencosud S.A.	13,615	23,372
Embotelladora Andina S.A., Class B, Preference Shares	3,192	7,179
Empresas CMPC S.A.	5,543	11,925
Empresas COPEC S.A.	2,921	23,040
Enel Americas S.A.	143,525	20,695
Enel Chile S.A.	132,715	9,182
Falabella S.A.	4,871	16,581
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	752	35,197
		147,171
	Shares	Value
China-56.03%
51job, Inc., ADR(a)	158	$11,139
AAC Technologies Holdings, Inc.	1,940	10,861
Agile Group Holdings Ltd.	6,727	9,718
Air China Ltd., H Shares	48,565	39,278
Alibaba Group Holding Ltd., ADR(a)	5,376	1,415,823
Aluminum Corp. of China Ltd., H Shares(a)	232,330	91,703
Angang Steel Co. Ltd., H Shares	168,445	72,354
Anhui Conch Cement Co. Ltd., H Shares	10,603	67,837
Autohome, Inc., ADR	179	16,901
BAIC Motor Corp. Ltd., H Shares(b)	109,071	40,801
Baidu, Inc., ADR(a)	1,694	235,449
BBMG Corp., H Shares	136,372	28,321
Beijing Enterprises Holdings Ltd.	4,486	14,524
Beijing Jingneng Clean Energy Co. Ltd., H Shares	58,000	18,928
Beijing North Star Co. Ltd., H Shares	30,000	6,230
BEST, Inc., ADR(a)(c)	3,522	10,319
Bilibili, Inc., ADR(a)(c)	218	13,703
BYD Co. Ltd., H Shares	4,951	116,295
CGN Power Co. Ltd., H Shares(b)	305,258	65,363
Cheetah Mobile, Inc., ADR(a)	3,246	7,725
China Biologic Products Holdings, Inc.(a)	77	9,162
China BlueChemical Ltd., H Shares	51,470	9,029
China Coal Energy Co. Ltd., H Shares	102,913	29,205
China Communications Construction Co. Ltd., H Shares	242,678	125,839
China Communications Services Corp. Ltd., H Shares	16,760	8,950
China Conch Venture Holdings Ltd.	2,024	9,608
China Eastern Airlines Corp. Ltd., H Shares	50,390	22,749
China Gas Holdings Ltd.	2,520	9,280
China Jinmao Holdings Group Ltd.	11,898	6,124
China Life Insurance Co. Ltd.	58,541	46,521
China Life Insurance Co. Ltd., H Shares	293,344	665,203
China Longyuan Power Group Corp. Ltd., H Shares	60,180	50,613
China Mengniu Dairy Co. Ltd.(a)	4,913	24,842
China Mobile Ltd.	33,684	201,604
China Molybdenum Co. Ltd., H Shares	73,943	34,718
China National Building Material Co. Ltd., H Shares	28,293	37,152
China Oilfield Services Ltd., H Shares	9,440	7,148
China Overseas Land & Investment Ltd.	10,850	26,396
China Pacific Insurance (Group) Co. Ltd., H Shares	89,473	340,465
China Petroleum & Chemical Corp., H Shares	1,970,398	892,112
China Power International Development Ltd.	46,244	9,305
China Railway Construction Corp. Ltd., H Shares	233,474	154,194
China Railway Group Ltd., H Shares	322,287	159,221
China Railway Signal & Communication Corp. Ltd., H Shares(b)	33,915	12,030
China Reinsurance Group Corp., H Shares	511,711	54,125
China Resources Beer Holdings Co. Ltd.	2,164	15,981
China Resources Cement Holdings Ltd.	6,393	7,950
China Resources Gas Group Ltd.	1,537	7,405
China Resources Land Ltd.	7,947	34,443
China Resources Pharmaceutical Group Ltd.(b)	18,946	10,240
China Resources Power Holdings Co. Ltd.	19,457	20,681
China Shenhua Energy Co. Ltd., H Shares	165,822	320,415
China Southern Airlines Co. Ltd., H Shares(a)	54,978	33,756
China Taiping Insurance Holdings Co. Ltd.	30,867	54,547
China Telecom Corp. Ltd., H Shares	158,201	47,751
China Tower Corp. Ltd., H Shares(b)	486,536	76,566
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
China-(continued)
China Unicom Hong Kong Ltd.	75,059	$45,118
China Yongda Automobiles Services Holdings Ltd.	7,500	12,809
CIFI Holdings Group Co. Ltd.	11,830	10,224
CNOOC Ltd.	105,017	110,131
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	13,394	5,891
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	29,793	27,862
Country Garden Holdings Co. Ltd.	35,755	47,228
CRRC Corp. Ltd., H Shares	208,275	83,552
CSPC Pharmaceutical Group Ltd.	9,168	8,952
Datang International Power Generation Co. Ltd., H Shares	156,350	20,974
Dongfeng Motor Group Co. Ltd., H Shares	83,965	86,429
ENN Energy Holdings Ltd.	1,426	18,891
Fanhua, Inc., ADR(a)	377	5,368
FIH Mobile Ltd.(a)	64,346	6,889
FinVolution Group, ADR(a)	7,020	15,304
Fosun International Ltd.	14,500	20,948
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	8,220	39,337
GCL-Poly Energy Holdings Ltd.(a)	303,930	30,971
GDS Holdings Ltd., ADR(a)(c)	121	10,894
Geely Automobile Holdings Ltd.	14,328	39,828
GOME Retail Holdings Ltd.(a)	69,415	8,238
Great Wall Motor Co. Ltd., H Shares	73,050	147,937
Guangdong Investment Ltd.	5,236	8,699
Guangshen Railway Co. Ltd., H Shares	74,629	13,766
Guangzhou Automobile Group Co. Ltd., H Shares	43,719	47,032
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	6,456	16,639
Guangzhou R&F Properties Co. Ltd., H Shares	34,048	44,358
Haier Electronics Group Co. Ltd.	3,921	18,688
Hebei Construction Group Corp. Ltd., H Shares	13,000	36,891
Hengan International Group Co. Ltd.	1,331	9,185
Hisense Home Appliances Group Co. Ltd., H Shares	6,605	9,951
Hollysys Automation Technologies Ltd.	639	8,058
Huadian Power International Corp. Ltd., H Shares	25,612	6,773
Huaneng Power International, Inc., H Shares	214,952	84,289
Huazhu Group Ltd., ADR	299	14,884
HUYA, Inc., ADR(a)(c)	621	12,849
iQIYI, Inc., ADR(a)	1,551	34,680
JD.com, Inc., ADR(a)	6,920	590,622
Jiangsu Expressway Co. Ltd., H Shares	19,757	22,223
Jiangxi Copper Co. Ltd., H Shares	48,217	78,988
JinkoSolar Holding Co. Ltd., ADR(a)(c)	1,229	84,850
JOYY, Inc., ADR(c)	564	50,235
Kingboard Holdings Ltd.	5,839	22,369
Kunlun Energy Co. Ltd.	34,339	25,868
Legend Holdings Corp., H Shares(b)(c)	25,205	34,268
Lenovo Group Ltd.	81,674	58,260
LexinFintech Holdings Ltd., ADR(a)(c)	1,100	8,217
Longfor Group Holdings Ltd.(b)	3,372	22,096
Maanshan Iron & Steel Co. Ltd., H Shares	55,924	17,096
Meituan Dianping, B Shares(a)	1,562	58,430
Metallurgical Corp. of China Ltd., H Shares	624,335	113,552
Momo, Inc., ADR	1,457	20,952
NetEase, Inc., ADR	1,010	91,274
New China Life Insurance Co. Ltd., H Shares	24,039	100,931
New Oriental Education & Technology Group, Inc., ADR(a)	227	37,421
	Shares	Value
China-(continued)
People’s Insurance Co. Group of China Ltd. (The), H Shares	228,705	$72,277
PetroChina Co. Ltd., H Shares	3,342,674	1,064,999
PICC Property & Casualty Co. Ltd., H Shares	161,051	132,954
Pinduoduo, Inc., ADR(a)	919	127,566
Ping An Insurance (Group) Co. of China Ltd., H Shares	56,534	663,605
Qingdao Port International Co. Ltd., H Shares(b)	18,035	11,190
Qudian, Inc., ADR(a)(c)	11,166	14,404
Red Star Macalline Group Corp. Ltd., H Shares(b)	31,572	19,141
Seazen Group Ltd.(a)	8,000	7,069
Semiconductor Manufacturing International Corp.(a)	5,071	14,162
Shandong Chenming Paper Holdings Ltd., H Shares	39,592	20,326
Shandong Gold Mining Co. Ltd., H Shares(b)	5,600	12,656
Shanghai Electric Group Co. Ltd., H Shares(a)	115,965	33,357
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	3,913	16,455
Shanghai Jin Jiang Capital Co. Ltd., H Shares	59,797	9,796
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	18,985	32,129
Shenzhen Expressway Co. Ltd., H Shares	10,744	10,713
Shenzhen International Holdings Ltd.	4,000	6,573
Shenzhou International Group Holdings Ltd.	800	13,539
Shimao Group Holdings Ltd.	3,871	14,430
SINA Corp.(a)	560	24,265
Sino Biopharmaceutical Ltd.	7,500	7,546
Sino-Ocean Group Holding Ltd.	63,500	13,351
Sino-Ocean Group Holding Ltd., Rts., expiring 12/31/2020(a)(d)	254	0
Sinopec Engineering Group Co. Ltd., H Shares	18,248	8,074
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	119,271	26,462
Sinopharm Group Co. Ltd., H Shares	30,424	75,192
Sinotrans Ltd., H Shares	99,174	35,179
Sogou, Inc., ADR(a)	2,826	24,925
Sohu.com Ltd., ADR(a)	1,363	25,025
Sun Art Retail Group Ltd.	4,839	5,081
Sunac China Holdings Ltd.	5,652	21,653
Sunac Services Holdings Ltd.(a)(b)	181	279
Sunny Optical Technology Group Co. Ltd.	400	7,863
TAL Education Group, ADR(a)	414	29,005
Tencent Holdings Ltd.	2,907	211,111
Tencent Music Entertainment Group, ADR(a)	4,349	72,889
Tingyi Cayman Islands Holding Corp.	5,078	8,568
Trip.com Group Ltd., ADR(a)	3,603	121,025
Tsingtao Brewery Co. Ltd., H Shares	1,377	13,375
Vipshop Holdings Ltd., ADR(a)	3,017	77,054
Want Want China Holdings Ltd.	13,232	9,029
Weibo Corp., ADR(a)	550	23,238
Weichai Power Co. Ltd., H Shares	30,554	62,349
WuXi AppTec Co. Ltd., H Shares(b)	800	11,970
Xiaomi Corp., B Shares, (Acquired 06/19/2020 - 09/18/2020; Cost $58,574)(a)(b)(e)	34,834	119,071
Xinyuan Real Estate Co. Ltd., ADR(a)	6,076	15,433
Yangzijiang Shipbuilding Holdings Ltd.	16,311	10,714
Yanzhou Coal Mining Co. Ltd., H Shares	40,669	33,521
Yiren Digital Ltd., ADR(a)(c)	1,817	6,959
Yum China Holdings, Inc.	1,519	85,641
Zhengqi Financial Holding Corp., Rts., expiring 12/31/2049(a)(d)	1,142	0

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
China-(continued)
Zijin Mining Group Co. Ltd., H Shares	119,067	$118,721
ZTE Corp., H Shares	9,486	24,472
ZTO Express Cayman, Inc., ADR	1,474	41,626
		12,144,778
Colombia-0.37%
Grupo Argos S.A.	4,461	14,927
Grupo Aval Acciones y Valores S.A., Preference Shares	130,941	37,972
Grupo de Inversiones Suramericana S.A.	2,535	15,127
Interconexion Electrica S.A. ESP	1,756	11,115
		79,141
Czech Republic-0.10%
CEZ A.S.	1,003	21,278
Greece-0.42%
Hellenic Telecommunications Organization S.A.	694	11,597
Motor Oil Hellas Corinth Refineries S.A.	695	8,904
OPAP S.A.	854	9,654
Public Power Corp. S.A.(a)	4,194	34,666
Star Bulk Carriers Corp.	2,260	18,555
Tsakos Energy Navigation Ltd.	796	7,013
		90,389
Hong Kong-0.09%
Nine Dragons Paper Holdings Ltd.	9,511	12,489
Skyworth Group Ltd.(a)	28,000	7,657
		20,146
Hungary-0.19%
Gedeon Richter PLC	397	9,423
MOL Hungarian Oil & Gas PLC(a)	4,798	32,190
		41,613
India-3.66%
Dr. Reddy’s Laboratories Ltd., ADR	418	27,417
Infosys Ltd., ADR	21,048	320,351
Reliance Infrastructure Ltd., GDR(a)(b)	10,723	10,723
Tata Motors Ltd., ADR(a)	14,083	168,151
Tata Steel Ltd., GDR(b)(c)	10,842	85,001
Vedanta Ltd., ADR(a)	24,981	163,875
WNS (Holdings) Ltd., ADR(a)	244	17,180
		792,698
Indonesia-0.61%
PT Adaro Energy Tbk	131,200	12,915
PT Astra International Tbk	109,467	41,089
PT Indofood Sukses Makmur Tbk	19,471	9,791
PT Perusahaan Gas Negara Tbk	151,023	14,867
PT Telekomunikasi Indonesia (Persero) Tbk	160,360	36,683
PT United Tractors Tbk	10,006	16,299
		131,644
Malaysia-0.86%
Axiata Group Bhd.	17,102	14,902
Genting Bhd.	20,382	20,312
Genting Malaysia Bhd.	17,200	10,344
IJM Corp. Bhd.	20,600	8,192
Kuala Lumpur Kepong Bhd.	1,500	8,652
Maxis Bhd.	5,639	6,782
MISC Bhd.	6,632	11,053
Petronas Chemicals Group Bhd.	9,912	15,620
Petronas Gas Bhd.	2,543	11,336
Sime Darby Bhd.	69,122	39,193
	Shares	Value
Malaysia-(continued)
Telekom Malaysia Bhd.	7,574	$9,370
Tenaga Nasional Bhd.	12,098	29,933
		185,689
Mexico-4.18%
Alfa S.A.B. de C.V., Class A	54,600	43,097
Arca Continental S.A.B. de C.V.	2,933	14,350
Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander	13,800	14,432
Cemex S.A.B. de C.V., ADR	50,598	232,751
Coca-Cola FEMSA S.A.B. de C.V., ADR	1,995	90,433
El Puerto de Liverpool S.A.B. de C.V., Series C1	8,570	28,704
Fomento Economico Mexicano, S.A.B. de C.V., ADR	3,011	217,244
Grupo Bimbo S.A.B. de C.V., Series A	8,240	17,480
Grupo Financiero Banorte S.A.B. de C.V., Class O(a)	13,067	65,599
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	14,450	14,144
Grupo Mexico S.A.B. de C.V., Class B	13,300	48,393
Grupo Televisa S.A.B., ADR(a)	7,331	58,795
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	6,200	9,861
Orbia Advance Corp. S.A.B. de C.V.	7,878	16,169
Wal-Mart de Mexico S.A.B. de C.V., Series V	13,366	35,311
		906,763
Peru-0.18%
Cia de Minas Buenaventura S.A.A., ADR(a)	2,311	25,652
Nexa Resources S.A.(c)	1,662	13,097
		38,749
Philippines-0.05%
Ayala Corp.	643	11,013
Poland-0.85%
Enea S.A.(a)	5,567	8,080
Grupa Lotos S.A.	616	5,698
KGHM Polska Miedz S.A.(a)	998	39,675
Orange Polska S.A.(a)	4,649	7,852
PGE Polska Grupa Energetyczna S.A.(a)	19,492	29,976
Polski Koncern Naftowy ORLEN S.A.	3,319	49,006
Polskie Gornictwo Naftowe i Gazownictwo S.A.	14,496	18,499
Tauron Polska Energia S.A.(a)	46,433	26,438
		185,224
Russia-6.02%
Alrosa PJSC	20,786	23,899
Bashneft PJSC, Preference Shares	1,402	22,562
Federal Grid Co. Unified Energy System PJSC	3,008,358	7,900
Gazprom PJSC	151,114	360,386
Inter RAO UES PJSC	250,638	16,828
LUKOIL PJSC	3,700	243,345
Magnit PJSC	698	45,140
MMC Norilsk Nickel PJSC	147	41,232
Mobile TeleSystems PJSC	4,930	20,688
Nizhnekamskneftekhim PJSC, Preference Shares	8,520	8,777
Novatek PJSC	1,846	29,007
Polymetal International PLC	352	7,341
Polyus PJSC	59	11,201
Rosneft Oil Co. PJSC	24,473	143,184
RusHydro PJSC	782,768	8,012
Severstal PAO	1,095	16,027
Sistema PJSFC	75,401	30,317
Surgutneftegas PJSC	374,436	172,644

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Russia-(continued)
Tatneft PJSC	8,618	$55,204
Transneft PJSC, Preference Shares	13	24,336
Yandex N.V., Class A(a)	243	17,059
		1,305,089
South Africa-2.62%
Aspen Pharmacare Holdings Ltd.(a)	1,724	13,755
Barloworld Ltd.	3,125	14,157
Bid Corp. Ltd.	1,438	25,957
Bidvest Group Ltd. (The)	2,428	25,596
DataTec Ltd.(a)	5,415	8,926
Discovery Ltd.	1,995	15,881
Exxaro Resources Ltd.	2,477	19,093
Foschini Group Ltd. (The)	2,390	15,165
Gold Fields Ltd.	1,369	11,636
Impala Platinum Holdings Ltd.	1,553	16,328
Momentum Metropolitan Holdings	10,010	10,071
Mr Price Group Ltd.	1,110	11,671
Netcare Ltd.	9,218	7,326
Pick n Pay Stores Ltd.	2,938	9,600
Remgro Ltd.	2,910	17,333
Sanlam Ltd.	12,662	45,367
Sappi Ltd.(a)	11,098	20,796
Sasol Ltd.(a)	18,623	145,350
Shoprite Holdings Ltd.	3,468	28,631
Sibanye Stillwater Ltd.	3,703	12,322
SPAR Group Ltd. (The)	1,349	16,643
Steinhoff International Holdings N.V.(a)	737,455	41,933
Tiger Brands Ltd.	893	11,367
Woolworths Holdings Ltd.	9,699	21,928
		566,832
Switzerland-0.04%
Mediclinic International PLC	2,579	9,682
Taiwan-10.72%
Acer, Inc.(a)	23,169	18,818
ASE Technology Holding Co. Ltd.	16,457	44,228
Asia Cement Corp.	9,028	13,715
Asustek Computer, Inc.	5,034	43,977
AU Optronics Corp.(a)	143,784	61,544
Catcher Technology Co. Ltd.	2,850	18,798
Cheng Shin Rubber Industry Co. Ltd.	10,108	15,072
China Airlines Ltd.(a)	30,401	10,431
China Development Financial Holding Corp.	128,439	40,196
China Steel Corp.	60,512	48,405
Chunghwa Telecom Co. Ltd.	9,824	37,397
Compal Electronics, Inc.	66,252	44,862
Delta Electronics, Inc.	5,427	42,746
Eva Airways Corp.	21,716	9,638
Far Eastern New Century Corp.	17,520	16,842
Far EasTone Telecommunications Co. Ltd.	4,180	9,093
Formosa Chemicals & Fibre Corp.	15,552	42,014
Formosa Plastics Corp.	13,272	39,673
Foxconn Technology Co. Ltd.	5,653	10,432
Hon Hai Precision Industry Co. Ltd.	107,589	310,660
Hotai Motor Co. Ltd.	492	11,065
Innolux Corp.(a)	180,264	63,561
Inventec Corp.	26,325	21,520
Largan Precision Co. Ltd.	121	13,691
Lite-On Technology Corp.	10,514	17,725
MediaTek, Inc.	2,766	68,319
Mercuries & Associates Holding Ltd.	15,518	11,678
Mercuries Life Insurance Co. Ltd.(a)	37,539	11,458
	Shares	Value
Taiwan-(continued)
Micro-Star International Co. Ltd.	2,040	$8,947
Nan Ya Plastics Corp.	19,667	44,299
Nanya Technology Corp.	4,468	11,349
Novatek Microelectronics Corp.	1,218	12,777
Pegatron Corp.	26,819	61,443
Pou Chen Corp.	20,628	22,616
Powertech Technology, Inc.	2,877	9,286
President Chain Store Corp.	1,192	10,832
Qisda Corp.	13,000	10,718
Quanta Computer, Inc.	18,874	50,988
Shin Kong Financial Holding Co. Ltd.	82,000	24,713
Sino-American Silicon Products, Inc.	2,234	11,247
Synnex Technology International Corp.	10,879	16,985
Taiwan Cement Corp.	15,481	23,301
Taiwan Mobile Co. Ltd.	3,381	11,518
Taiwan Semiconductor Manufacturing Co. Ltd.	37,544	632,923
Teco Electric and Machinery Co. Ltd.	7,556	7,834
TPK Holding Co. Ltd.(a)	5,240	8,604
Uni-President Enterprises Corp.	16,385	37,366
United Microelectronics Corp.	68,003	96,627
Walsin Lihwa Corp.	22,141	15,070
Wistron Corp.	41,194	43,142
WPG Holdings Ltd.	18,406	27,542
WT Microelectronics Co. Ltd.	6,128	8,622
Yageo Corp.	580	8,994
Zhen Ding Technology Holding Ltd.	2,101	9,104
		2,324,405
Tanzania-0.05%
AngloGold Ashanti Ltd.	462	9,742
Thailand-1.09%
Advanced Info Service PCL, NVDR	1,770	10,269
Airports of Thailand PCL, NVDR	3,790	8,018
Charoen Pokphand Foods PCL, NVDR	10,858	10,320
CP ALL PCL, NVDR(a)	7,519	15,038
Indorama Ventures PCL, NVDR	9,006	9,527
IRPC PCL, NVDR	102,162	9,186
PTT Exploration & Production PCL, NVDR	7,177	22,954
PTT Global Chemical PCL, NVDR	15,040	28,464
PTT PCL, NVDR	61,812	81,735
Siam Cement PCL (The), NVDR	1,388	17,161
Thai Beverage PCL	19,532	10,789
Thai Oil PCL, NVDR	8,107	12,730
		236,191
Turkey-0.65%
BIM Birlesik Magazalar A.S.	1,280	11,454
Eregli Demir ve Celik Fabrikalari TAS	27,233	38,296
Is Yatirim Menkul Degerler A.S.	10,805	17,819
KOC Holding A.S.	12,409	27,984
Tupras-Turkiye Petrol Rafinerileri A.S.(a)	1,448	16,836
Turk Hava Yollari AO(a)	9,241	13,468
Turkcell Iletisim Hizmetleri A.S.	7,909	14,964
		140,821
United States-0.16%
JBS S.A.	7,971	34,260
Total Common Stocks & Other Equity Interests (Cost $22,543,681)		21,626,167

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(f)(g) (Cost $44,381)	44,381	$44,381
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $22,588,062)		21,670,548
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.14%
Invesco Private Government Fund, 0.02%(f)(g)(h)	98,763	98,763
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(f)(g)(h)	148,100	$148,145
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $246,908)		246,908
TOTAL INVESTMENTS IN SECURITIES-101.12% (Cost $22,834,970)		21,917,456
OTHER ASSETS LESS LIABILITIES-(1.12)%		(243,318)
NET ASSETS-100.00%		$21,674,138

Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $570,732, which represented 2.63% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$347,148	$(302,767)	$-	$-	$44,381	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	15,111	260,468	(275,579)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	78,501	434,018	(413,756)	-	-	98,763	9*
Invesco Private Prime Fund	26,168	413,807	(291,834)	-	4	148,145	25*
Total	$119,780	$1,455,441	$(1,283,936)	$-	$4	$291,289	$35

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US ETF (IUS)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-10.41%
Activision Blizzard, Inc.	1,501	$119,299
Alphabet, Inc., Class A(b)	2,025	3,552,660
Altice USA, Inc., Class A(b)	5,162	175,095
AMC Entertainment Holdings, Inc., Class A(c)	9,149	39,066
AT&T, Inc.	94,467	2,715,926
CenturyLink, Inc.	32,178	336,260
Charter Communications, Inc., Class A, (Acquired 07/05/2019 - 06/29/2020; Cost $407,349)(b)(d)	954	621,998
Comcast Corp., Class A	34,438	1,730,165
Discovery, Inc., Class A(b)(c)	6,526	175,615
DISH Network Corp., Class A(b)	4,265	152,986
Electronic Arts, Inc.(b)	925	118,169
Facebook, Inc., Class A(b)	7,060	1,955,408
IAC/InterActiveCorp.(b)	170	24,138
Interpublic Group of Cos., Inc. (The)	4,766	106,186
Liberty Global PLC, Class C (United Kingdom)(b)	10,197	220,663
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	3,452	141,567
Live Nation Entertainment, Inc.(b)	829	54,424
Match Group, Inc.(b)	367	51,090
News Corp., Class A	7,822	138,058
Omnicom Group, Inc.	2,287	144,081
Sinclair Broadcast Group, Inc., Class A(c)	2,426	66,133
Sirius XM Holdings, Inc.(c)	6,493	42,140
Take-Two Interactive Software, Inc.(b)	311	56,139
Telephone & Data Systems, Inc.	2,970	56,371
T-Mobile US, Inc.(b)	1,127	149,823
Twitter, Inc.(b)	2,221	103,299
Verizon Communications, Inc.	28,429	1,717,396
ViacomCBS, Inc., Class B	6,904	243,573
Walt Disney Co. (The)	7,069	1,046,283
		16,054,011
Consumer Discretionary-14.24%
Adient PLC(b)	4,104	128,414
Advance Auto Parts, Inc.	563	83,155
Amazon.com, Inc.(b)	564	1,786,775
American Axle & Manufacturing Holdings, Inc.(b)	6,125	48,755
Aptiv PLC	1,661	197,161
Aramark	3,275	114,625
Autoliv, Inc. (Sweden)	865	77,028
AutoNation, Inc.(b)	2,069	126,809
AutoZone, Inc.(b)	113	128,554
Bed Bath & Beyond, Inc.	10,034	210,313
Best Buy Co., Inc.	2,519	274,067
Booking Holdings, Inc.(b)	294	596,364
BorgWarner, Inc.	2,698	104,817
Brunswick Corp.	659	49,188
Burlington Stores, Inc.(b)	247	53,979
Capri Holdings Ltd.(b)	3,188	112,791
CarMax, Inc.(b)	1,220	114,046
Carnival Corp.	22,263	444,815
Chipotle Mexican Grill, Inc.(b)	41	52,867
Core-Mark Holding Co., Inc.	1,611	50,247
D.R. Horton, Inc.	2,355	175,448
Dana, Inc.	4,388	73,894
Darden Restaurants, Inc.	1,086	117,266
Dick’s Sporting Goods, Inc.	1,776	100,895
Dollar General Corp.	1,056	230,820
Dollar Tree, Inc.(b)	1,716	187,456
eBay, Inc.	6,776	341,714
Expedia Group, Inc.	1,490	185,490
	Shares	Value
Consumer Discretionary-(continued)
Foot Locker, Inc.	2,251	$84,187
Ford Motor Co.	198,943	1,806,402
Gap, Inc. (The)	7,797	163,425
Garmin Ltd.	504	58,847
General Motors Co.	40,766	1,787,181
Gentex Corp.	1,566	51,052
Genuine Parts Co.	1,378	135,554
Goodyear Tire & Rubber Co. (The)	13,078	136,273
Group 1 Automotive, Inc.	924	109,780
Hanesbrands, Inc.	5,169	73,400
Harley-Davidson, Inc.	2,887	116,317
Hasbro, Inc.	698	64,935
Hilton Worldwide Holdings, Inc.	1,412	146,326
Home Depot, Inc. (The)	4,054	1,124,620
Hyatt Hotels Corp., Class A	1,141	82,118
Kohl’s Corp.	8,413	270,899
L Brands, Inc.	5,093	197,659
Las Vegas Sands Corp.	1,854	103,286
Lear Corp.	1,259	179,974
Leggett & Platt, Inc.	1,294	55,771
Lennar Corp., Class A	3,350	254,131
Lithia Motors, Inc., Class A	493	142,625
LKQ Corp.(b)	3,396	119,607
Lowe’s Cos., Inc.	4,125	642,757
lululemon athletica, inc.(b)	165	61,086
Macy’s, Inc.	27,019	275,864
Marriott International, Inc., Class A	1,910	242,322
Marriott Vacations Worldwide Corp.	541	68,886
McDonald’s Corp.	2,392	520,116
MGM Resorts International	9,620	271,765
Mohawk Industries, Inc.(b)	961	120,923
Murphy USA, Inc.	403	51,665
Newell Brands, Inc.	9,786	208,050
NIKE, Inc., Class B	4,580	616,926
Nordstrom, Inc.(c)	3,758	97,407
Norwegian Cruise Line Holdings Ltd.(b)(c)	8,664	198,146
NVR, Inc.(b)	23	91,935
ODP Corp. (The)	2,235	64,077
O’Reilly Automotive, Inc.(b)	262	115,919
Penske Automotive Group, Inc.	1,182	65,093
Polaris, Inc.	542	52,032
PulteGroup, Inc.	2,993	130,585
PVH Corp.	2,090	166,134
Qurate Retail, Inc., Class A	13,265	138,885
Ralph Lauren Corp.	1,041	89,266
Ross Stores, Inc.	1,564	168,161
Royal Caribbean Cruises Ltd.	4,302	339,041
Service Corp. International	947	46,062
Signet Jewelers Ltd.	4,698	142,302
Skechers U.S.A., Inc., Class A(b)	1,321	44,214
Starbucks Corp.	6,903	676,632
Tapestry, Inc.	5,317	150,577
Target Corp.	3,914	702,680
Taylor Morrison Home Corp., Class A(b)	2,583	65,298
Tenneco, Inc., Class A(b)	12,621	134,414
Tesla, Inc.(b)	680	385,968
Thor Industries, Inc.	567	54,721
Tiffany & Co.	408	53,644
TJX Cos., Inc. (The)	5,907	375,154
Toll Brothers, Inc.	2,400	113,640
Tractor Supply Co.	562	79,135
Ulta Beauty, Inc.(b)	312	85,925
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Vail Resorts, Inc.	201	$55,444
VF Corp.	1,834	152,956
Whirlpool Corp.	1,002	194,999
Williams-Sonoma, Inc.	631	69,076
Wynn Resorts Ltd.	821	82,511
Yum! Brands, Inc.	667	70,569
		21,965,084
Consumer Staples-7.73%
Altria Group, Inc.	12,569	500,623
Archer-Daniels-Midland Co.	6,079	302,552
BJ’s Wholesale Club Holdings, Inc.(b)	1,575	64,559
Brown-Forman Corp., Class B	638	51,461
Bunge Ltd.	3,939	231,968
Campbell Soup Co.	784	39,216
Casey’s General Stores, Inc.	274	49,780
Church & Dwight Co., Inc.	671	58,894
Clorox Co. (The)	354	71,848
Coca-Cola Co. (The)	13,573	700,367
Colgate-Palmolive Co.	2,633	225,490
Conagra Brands, Inc.	2,589	94,654
Constellation Brands, Inc., Class A	841	173,111
Costco Wholesale Corp.	2,144	839,955
Estee Lauder Cos., Inc. (The), Class A	967	237,224
General Mills, Inc.	2,603	158,314
Hershey Co. (The)	681	100,713
Hormel Foods Corp.	1,809	85,349
Ingredion, Inc.	583	44,978
JM Smucker Co. (The)	752	88,134
Kellogg Co.	1,654	105,707
Keurig Dr Pepper, Inc.	1,493	45,462
Kimberly-Clark Corp.	1,190	165,779
Kraft Heinz Co. (The)	11,791	388,396
Kroger Co. (The)	14,608	482,064
McCormick & Co., Inc.	321	60,021
Molson Coors Beverage Co., Class B	3,630	166,980
Mondelez International, Inc., Class A	7,108	408,355
Monster Beverage Corp.(b)	827	70,113
PepsiCo, Inc.	4,877	703,410
Performance Food Group Co.(b)	3,222	139,770
Philip Morris International, Inc.	6,211	470,483
Post Holdings, Inc.(b)	609	57,526
Procter & Gamble Co. (The)	9,922	1,377,868
Rite Aid Corp.(b)(c)	4,756	62,779
Sysco Corp.	5,724	408,064
Tyson Foods, Inc., Class A	4,230	275,796
United Natural Foods, Inc.(b)	3,592	61,962
US Foods Holding Corp.(b)	5,502	173,203
Walgreens Boots Alliance, Inc.	16,871	641,267
Walmart, Inc.	10,011	1,529,581
		11,913,776
Energy-7.54%
Antero Resources Corp.(b)(c)	22,874	89,666
Apache Corp.	11,081	142,834
Baker Hughes Co., Class A	13,641	255,360
Cabot Oil & Gas Corp.	3,365	58,955
Cheniere Energy, Inc.(b)	1,447	82,030
Chevron Corp.	21,133	1,842,375
Cimarex Energy Co.	2,053	73,805
CNX Resources Corp.(b)	4,825	45,403
ConocoPhillips	14,854	587,624
CVR Energy, Inc.	2,853	40,341
	Shares	Value
Energy-(continued)
Delek US Holdings, Inc.(c)	2,649	$35,205
Devon Energy Corp.	14,086	197,063
EOG Resources, Inc.	6,486	304,064
EQT Corp.	8,346	124,188
Exxon Mobil Corp.	62,130	2,369,017
Halliburton Co.	17,883	296,679
Helmerich & Payne, Inc.	2,802	63,802
Hess Corp.	2,303	108,656
HollyFrontier Corp.	4,622	108,109
Marathon Oil Corp.	25,656	151,884
Marathon Petroleum Corp.	24,211	941,324
Murphy Oil Corp.	5,880	59,153
National Oilwell Varco, Inc.	7,084	86,850
Occidental Petroleum Corp.	28,261	445,393
ONEOK, Inc.	4,195	150,475
Ovintiv, Inc.	22,759	290,405
Parsley Energy, Inc., Class A	4,844	60,695
Patterson-UTI Energy, Inc.	12,891	55,560
PBF Energy, Inc., Class A(c)	8,619	62,574
PDC Energy, Inc.(b)	3,094	51,732
Peabody Energy Corp.	20,798	28,077
Phillips 66	8,910	539,768
Pioneer Natural Resources Co.	1,859	186,978
Range Resources Corp.	8,091	59,064
Schlumberger Ltd.	27,881	579,646
Southwestern Energy Co.(b)	15,731	48,923
Targa Resources Corp.	6,522	153,267
TechnipFMC PLC (United Kingdom)	14,598	121,309
Valero Energy Corp.	9,923	533,560
World Fuel Services Corp.	5,336	151,649
WPX Energy, Inc.(b)	6,524	46,451
		11,629,913
Financials-6.82%
Affiliated Managers Group, Inc.	778	67,779
Alleghany Corp.	166	95,483
Allstate Corp. (The)	4,437	454,127
American Express Co.	6,069	719,723
Aon PLC, Class A	744	152,438
Arthur J. Gallagher & Co.	775	89,443
Assurant, Inc.	912	117,757
AXIS Capital Holdings Ltd.	1,212	60,733
Berkshire Hathaway, Inc., Class B(b)	18,977	4,344,025
Cboe Global Markets, Inc.	407	37,167
Chubb Ltd.	5,212	770,490
Cincinnati Financial Corp.	1,724	131,627
Everest Re Group Ltd.	554	125,941
Fidelity National Financial, Inc.	2,839	102,176
First American Financial Corp.	1,214	58,806
Franklin Resources, Inc.	3,630	79,824
Hanover Insurance Group, Inc. (The)	664	74,600
Hartford Financial Services Group, Inc. (The)	5,531	244,470
Janus Henderson Group PLC (United Kingdom)	2,417	68,957
Kemper Corp.	663	49,692
Lazard Ltd., Class A	1,784	66,579
LPL Financial Holdings, Inc.	791	71,799
Markel Corp.(b)	102	99,331
Marsh & McLennan Cos., Inc.	1,526	174,941
MGIC Investment Corp.	5,372	64,249
Moody’s Corp.	315	88,937
Mr. Cooper Group, Inc.(b)	4,287	114,291
MSCI, Inc.	139	56,909
Nasdaq, Inc.	434	55,548

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Old Republic International Corp.	4,969	$89,045
OneMain Holdings, Inc.	2,563	99,931
Progressive Corp. (The)	4,179	364,033
Radian Group, Inc.	2,922	55,167
Raymond James Financial, Inc.	1,405	127,785
S&P Global, Inc.	415	145,989
StoneX Group, Inc.(b)	2,293	141,295
T. Rowe Price Group, Inc.	1,095	157,034
Travelers Cos., Inc. (The)	3,860	500,449
W.R. Berkley Corp.	1,239	80,696
Willis Towers Watson PLC	537	111,798
		10,511,064
Health Care-12.22%
Abbott Laboratories	4,539	491,211
AbbVie, Inc.	6,740	704,869
Agilent Technologies, Inc.	968	113,159
Alexion Pharmaceuticals, Inc.(b)	907	110,754
Align Technology, Inc.(b)	163	78,450
AmerisourceBergen Corp.	4,898	505,033
Amgen, Inc.	2,637	585,520
Anthem, Inc.	1,992	620,548
Baxter International, Inc.	1,940	147,576
Becton, Dickinson and Co.	901	211,591
Biogen, Inc.(b)	1,244	298,771
Boston Scientific Corp.(b)	2,692	89,240
Bristol-Myers Squibb Co.	7,554	471,370
Cardinal Health, Inc.	10,164	554,853
Centene Corp.(b)	4,011	247,278
Cerner Corp.	1,508	112,859
Cigna Corp.	3,490	729,899
Cooper Cos., Inc. (The)	129	43,243
CVS Health Corp.	18,877	1,279,672
Danaher Corp.	1,440	323,467
DaVita, Inc.(b)	1,680	184,548
DENTSPLY SIRONA, Inc.	1,369	69,668
Edwards Lifesciences Corp.(b)	911	76,424
Elanco Animal Health, Inc.(b)	1,866	57,081
Eli Lilly and Co.	2,415	351,745
Encompass Health Corp.	513	41,338
Gilead Sciences, Inc.	6,336	384,405
HCA Healthcare, Inc.	2,404	360,864
Henry Schein, Inc.(b)	1,226	78,844
Hologic, Inc.(b)	796	55,027
Humana, Inc.	802	321,217
Illumina, Inc.(b)	173	55,722
Intuitive Surgical, Inc.(b)	152	110,360
IQVIA Holdings, Inc.(b)	853	144,148
Jazz Pharmaceuticals PLC(b)	426	59,942
Johnson & Johnson	9,305	1,346,247
Laboratory Corp. of America Holdings(b)	641	128,097
McKesson Corp.	5,564	1,001,019
Medtronic PLC	6,159	700,278
Merck & Co., Inc.	10,865	873,437
Mettler-Toledo International, Inc.(b)	58	66,702
Molina Healthcare, Inc.(b)	327	66,751
Perrigo Co. PLC	984	47,448
Pfizer, Inc.	32,057	1,228,104
Quest Diagnostics, Inc.	771	95,589
Regeneron Pharmaceuticals, Inc.(b)	156	80,501
ResMed, Inc.	216	45,274
STERIS PLC	246	47,677
Stryker Corp.	863	201,424
	Shares	Value
Health Care-(continued)
Tenet Healthcare Corp.(b)	3,915	$123,048
Thermo Fisher Scientific, Inc.	967	449,636
UnitedHealth Group, Inc.	4,702	1,581,471
Universal Health Services, Inc., Class B	1,061	138,545
Vertex Pharmaceuticals, Inc.(b)	255	58,076
Viatris, Inc.(b)	7,684	129,245
Waters Corp.(b)	477	110,669
Zimmer Biomet Holdings, Inc.	947	141,217
Zoetis, Inc.	690	110,662
		18,841,813
Industrials-12.90%
3M Co.	3,189	550,836
A.O. Smith Corp.	893	50,285
AECOM(b)	2,410	125,055
AGCO Corp.	1,005	92,973
Allison Transmission Holdings, Inc.	1,268	52,051
American Airlines Group, Inc.(c)	5,791	81,827
AMETEK, Inc.	795	94,231
Avis Budget Group, Inc.(b)	6,668	234,514
Boeing Co. (The)	4,807	1,012,883
Builders FirstSource, Inc.(b)	2,008	75,119
C.H. Robinson Worldwide, Inc.	1,140	107,126
Carlisle Cos., Inc.	476	68,939
Caterpillar, Inc.	4,964	861,701
Cintas Corp.	320	113,696
CSX Corp.	5,212	469,341
Cummins, Inc.	1,369	316,472
Deere & Co.	2,309	604,081
Delta Air Lines, Inc.	6,075	244,519
Dover Corp.	773	94,329
Eaton Corp. PLC	3,658	443,020
EMCOR Group, Inc.	724	62,394
Emerson Electric Co.	3,985	306,128
Equifax, Inc.	252	42,059
Expeditors International of Washington, Inc.	878	78,467
Fastenal Co.	1,412	69,823
FedEx Corp.	3,728	1,068,370
Fluor Corp.	6,214	107,316
Fortive Corp.	1,214	85,138
Fortune Brands Home & Security, Inc.	869	72,561
General Dynamics Corp.	2,130	318,115
General Electric Co.	105,610	1,075,110
HD Supply Holdings, Inc.(b)	1,863	103,918
Honeywell International, Inc.	4,122	840,558
Howmet Aerospace, Inc.	8,720	204,571
Hubbell, Inc.	334	53,971
Huntington Ingalls Industries, Inc.	361	57,829
IDEX Corp.	231	44,618
IHS Markit Ltd.	1,293	128,602
Illinois Tool Works, Inc.	1,281	270,406
J.B. Hunt Transport Services, Inc.	512	69,263
Jacobs Engineering Group, Inc.	880	94,899
Johnson Controls International PLC	12,749	586,964
Kansas City Southern	500	93,085
KAR Auction Services, Inc.	2,909	52,507
Knight-Swift Transportation Holdings, Inc.	1,146	47,318
L3Harris Technologies, Inc.	737	141,497
Lockheed Martin Corp.	1,148	419,020
Macquarie Infrastructure Corp.	1,302	42,120
ManpowerGroup, Inc.	1,475	127,809
Masco Corp.	1,496	80,290
MasTec, Inc.(b)	984	55,803

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Nielsen Holdings PLC	4,917	$79,508
Norfolk Southern Corp.	1,706	404,356
Northrop Grumman Corp.	835	252,387
Old Dominion Freight Line, Inc.	306	62,228
Oshkosh Corp.	859	69,150
Owens Corning	1,446	105,370
PACCAR, Inc.	3,034	264,140
Parker-Hannifin Corp.	858	229,309
Pentair PLC	1,024	53,064
Quanta Services, Inc.	1,812	123,832
Raytheon Technologies Corp.	11,488	823,919
Republic Services, Inc.	1,661	160,652
Robert Half International, Inc.	967	62,062
Rockwell Automation, Inc.	453	115,769
Roper Technologies, Inc.	219	93,513
Ryder System, Inc.	2,496	147,813
Sensata Technologies Holding PLC(b)	1,286	62,795
Snap-on, Inc.	416	73,154
Southwest Airlines Co.	2,572	119,186
Spirit AeroSystems Holdings, Inc., Class A	2,629	89,386
Stanley Black & Decker, Inc.	1,053	194,078
Textron, Inc.	4,223	190,457
Trane Technologies PLC	1,789	261,623
TransDigm Group, Inc.	197	114,100
Trinity Industries, Inc.	2,023	46,226
Union Pacific Corp.	3,831	781,830
United Airlines Holdings, Inc.(b)	4,538	204,437
United Parcel Service, Inc., Class B	5,660	968,256
United Rentals, Inc.(b)	1,007	228,569
Univar Solutions, Inc.(b)	2,912	52,125
Verisk Analytics, Inc.	312	61,873
W.W. Grainger, Inc.	267	111,686
Wabtec Corp.	1,240	90,892
Waste Connections, Inc.	851	88,487
Waste Management, Inc.	1,889	225,037
WESCO International, Inc.(b)	1,695	110,548
XPO Logistics, Inc.(b)	1,840	196,291
Xylem, Inc.	773	74,185
		19,885,820
Information Technology-20.42%
Accenture PLC, Class A	2,363	588,600
Adobe, Inc.(b)	657	314,355
Akamai Technologies, Inc.(b)	592	61,278
Amdocs Ltd.	890	58,571
Amphenol Corp., Class A	1,159	151,609
Analog Devices, Inc.	1,434	199,441
Apple, Inc.	66,957	7,971,231
Applied Materials, Inc.	4,482	369,675
Arrow Electronics, Inc.(b)	2,049	187,791
Autodesk, Inc.(b)	232	65,013
Automatic Data Processing, Inc.	1,364	237,172
Avnet, Inc.	3,896	118,244
Booz Allen Hamilton Holding Corp.	576	49,991
Broadcom, Inc.	2,465	989,895
Broadridge Financial Solutions, Inc.	386	56,696
CACI International, Inc., Class A(b)	148	35,119
Cadence Design Systems, Inc.(b)	447	51,986
CDW Corp.	968	126,314
Cisco Systems, Inc.	28,011	1,205,033
Citrix Systems, Inc.	395	48,948
Cognizant Technology Solutions Corp., Class A	4,317	337,287
CommScope Holding Co., Inc.(b)	3,796	44,983
	Shares	Value
Information Technology-(continued)
Corning, Inc.	8,997	$336,668
Dell Technologies, Inc., Class C(b)	13,825	954,340
DXC Technology Co.	11,746	257,355
EchoStar Corp., Class A(b)	1,236	29,380
F5 Networks, Inc.(b)	240	39,074
Fiserv, Inc.(b)	1,245	143,399
FleetCor Technologies, Inc.(b)	298	79,033
Flex Ltd.(b)	4,531	73,538
GoDaddy, Inc., Class A(b)	435	34,600
Hewlett Packard Enterprise Co.	34,527	381,178
HP, Inc.	22,980	503,951
Intel Corp.	27,307	1,320,293
International Business Machines Corp.	7,097	876,621
Intuit, Inc.	387	136,232
Jabil, Inc.	3,478	132,929
Juniper Networks, Inc.	2,740	59,650
Keysight Technologies, Inc.(b)	500	60,020
KLA Corp.	570	143,623
Lam Research Corp.	850	384,761
Leidos Holdings, Inc.	747	75,223
Marvell Technology Group Ltd.	2,362	109,337
Mastercard, Inc., Class A	1,536	516,879
Maxim Integrated Products, Inc.	1,145	95,081
Microchip Technology, Inc.	931	125,117
Micron Technology, Inc.(b)	11,607	743,893
Microsoft Corp.	14,798	3,167,808
Motorola Solutions, Inc.	530	90,911
NCR Corp.(b)	2,408	66,629
NetApp, Inc.	2,593	138,233
NVIDIA Corp.	546	292,689
ON Semiconductor Corp.(b)	3,882	111,607
Oracle Corp.	17,880	1,032,034
Palo Alto Networks, Inc.(b)	214	62,899
Paychex, Inc.	1,055	98,273
PayPal Holdings, Inc.(b)	1,892	405,115
Perspecta, Inc.	1,543	34,594
Qorvo, Inc.(b)	679	106,386
QUALCOMM, Inc.	8,141	1,198,111
salesforce.com, inc.(b)	1,193	293,239
Sanmina Corp.(b)	1,396	44,414
Science Applications International Corp.	422	39,052
Seagate Technology PLC	2,535	149,083
ServiceNow, Inc.(b)	125	66,819
Skyworks Solutions, Inc.	752	106,160
SS&C Technologies Holdings, Inc.	907	62,483
SYNNEX Corp.	740	118,629
Synopsys, Inc.(b)	330	75,075
TE Connectivity Ltd.	2,537	289,142
Teradyne, Inc.	768	84,741
Texas Instruments, Inc.	3,926	633,067
Trimble, Inc.(b)	1,003	60,050
VeriSign, Inc.(b)	155	31,112
Visa, Inc., Class A	4,112	864,959
VMware, Inc., Class A(b)(c)	1,910	267,190
Vontier Corp.(b)	485	16,087
Western Digital Corp.	3,535	158,651
Western Union Co. (The)	3,055	68,921
Workday, Inc., Class A(b)	210	47,206
Xerox Holdings Corp.	6,384	139,746
Xilinx, Inc.	869	126,483
Zebra Technologies Corp., Class A(b)	156	59,033
		31,488,038

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Materials-4.67%
Air Products and Chemicals, Inc.	672	$188,254
Albemarle Corp.	744	101,162
Alcoa Corp.(b)	9,898	196,970
Ashland Global Holdings, Inc.	556	41,795
Avery Dennison Corp.	510	76,163
Axalta Coating Systems Ltd.(b)	1,662	47,550
Ball Corp.	1,635	156,976
Berry Global Group, Inc.(b)	1,330	70,490
Celanese Corp.	1,292	167,094
CF Industries Holdings, Inc.	3,096	115,481
Chemours Co. (The)	4,439	108,001
Crown Holdings, Inc.(b)	912	85,956
Domtar Corp.	2,118	63,752
DuPont de Nemours, Inc.	13,426	851,745
Eastman Chemical Co.	1,660	161,684
Ecolab, Inc.	764	169,723
FMC Corp.	510	59,165
Freeport-McMoRan, Inc.	14,472	338,500
Graphic Packaging Holding Co.	2,919	44,719
Huntsman Corp.	3,814	94,473
International Flavors & Fragrances, Inc.(c)	450	50,445
International Paper Co.	6,842	338,542
Linde PLC (United Kingdom)	2,633	675,154
Louisiana-Pacific Corp.	1,763	60,347
LyondellBasell Industries N.V., Class A	5,608	477,241
Martin Marietta Materials, Inc.	344	91,377
Mosaic Co. (The)	9,324	204,755
Newmont Corp.	2,487	146,285
Nucor Corp.	4,967	266,728
O-I Glass, Inc.	5,160	58,411
Olin Corp.	5,043	110,391
Packaging Corp. of America	674	87,620
PPG Industries, Inc.	1,502	220,449
Reliance Steel & Aluminum Co.	990	116,622
RPM International, Inc.	608	53,510
Sherwin-Williams Co. (The)	253	189,150
Sonoco Products Co.	778	45,171
Steel Dynamics, Inc.	3,961	143,428
Ternium S.A., ADR (Mexico)(b)	7,305	202,422
United States Steel Corp.	10,052	142,638
Vulcan Materials Co.	618	86,304
Westrock Co.	7,159	302,181
		7,208,824
Real Estate-0.78%
CBRE Group, Inc., Class A(b)	3,095	189,228
Equinix, Inc.	153	106,762
Host Hotels & Resorts, Inc.	8,030	112,661
Iron Mountain, Inc.(c)	2,422	66,605
Jones Lang LaSalle, Inc.	824	109,007
Park Hotels & Resorts, Inc.	5,544	90,478
Public Storage	604	135,574
	Shares	Value
Real Estate-(continued)
Realogy Holdings Corp.(b)	8,456	$104,094
SBA Communications Corp., Class A	174	49,969
Service Properties Trust	7,319	86,803
Weyerhaeuser Co.	4,999	145,171
		1,196,352
Utilities-2.15%
AES Corp. (The)	8,067	164,889
Alliant Energy Corp.	1,047	55,072
Ameren Corp.	1,509	117,370
American Electric Power Co., Inc.	3,056	259,424
Atmos Energy Corp.	551	52,835
CenterPoint Energy, Inc.	6,325	146,677
CMS Energy Corp.	1,390	85,541
Consolidated Edison, Inc.	2,554	194,742
DTE Energy Co.	1,531	192,615
Entergy Corp.	1,478	160,880
Eversource Energy	1,700	148,767
Exelon Corp.	11,578	475,508
FirstEnergy Corp.	3,212	85,311
MDU Resources Group, Inc.	1,907	47,561
NiSource, Inc.	2,864	69,309
NRG Energy, Inc.	2,702	88,491
PG&E Corp.(b)	15,655	198,818
Public Service Enterprise Group, Inc.	3,880	226,126
UGI Corp.	2,195	77,879
Vistra Corp.	7,259	135,598
WEC Energy Group, Inc.	1,545	146,698
Xcel Energy, Inc.	2,849	191,909
		3,322,020
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $134,782,308)		154,016,715
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.84%
Invesco Private Government Fund, 0.02%(e)(f)(g)	518,732	518,732
Invesco Private Prime Fund, 0.12%(e)(f)(g)	777,865	778,099
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,296,831)		1,296,831
TOTAL INVESTMENTS IN SECURITIES-100.72% (Cost $136,079,139)		155,313,546
OTHER ASSETS LESS LIABILITIES-(0.72)%		(1,115,857)
NET ASSETS-100.00%		$154,197,689

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$834,922	$(834,922)	$-	$-	$-	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	11,956	619,890	(631,846)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,089,743	1,592,704	(2,163,715)	-	-	518,732	84*
Invesco Private Prime Fund	363,253	1,622,501	(1,207,687)	-	32	778,099	199*
Total	$1,464,952	$4,670,017	$(4,838,170)	$-	$32	$1,296,831	$287

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US Small Company ETF (IUSS)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-4.29%
AMC Networks, Inc., Class A(b)(c)	1,465	$48,301
ANGI Homeservices, Inc., Class A(b)(c)	2,656	32,828
ATN International, Inc.	137	6,705
Bandwidth, Inc., Class A(b)	22	3,339
Boingo Wireless, Inc.(b)	449	6,353
Cable One, Inc.	12	23,768
Cardlytics, Inc.(b)	21	2,492
Cargurus, Inc., (Acquired 06/21/2019 - 06/19/2020; Cost $8,078)(b)(d)	259	6,488
Cars.com, Inc.(b)(c)	4,062	45,373
Cincinnati Bell, Inc.(b)	863	13,126
Cinemark Holdings, Inc.	4,249	65,647
Clear Channel Outdoor Holdings, Inc.(b)	638	963
Cogent Communications Holdings, Inc.	130	7,558
comScore, Inc.(b)	1,511	3,853
Consolidated Communications Holdings, Inc.(b)	4,408	24,685
E.W. Scripps Co. (The), Class A	1,791	22,853
Entercom Communications Corp., Class A	18,699	45,439
Eros STX Global Corp. (United Arab Emirates)(b)(c)	2,835	6,039
Eventbrite, Inc., Class A(b)(c)	733	12,293
EverQuote, Inc., Class A(b)	18	678
Globalstar, Inc.(b)	4,216	1,359
Glu Mobile, Inc.(b)	407	4,115
Gogo, Inc.(b)(c)	901	9,497
Gravity Co. Ltd., ADR (South Korea)	53	9,217
Gray Television, Inc.(b)	2,349	41,483
Iridium Communications, Inc.(b)	869	27,886
John Wiley & Sons, Inc., Class A	847	29,255
Liberty Latin America Ltd., Class A (Chile)(b)	2,840	32,234
Liberty TripAdvisor Holdings, Inc., Class A(b)	14,836	40,799
Lions Gate Entertainment Corp., Class A(b)(c)	6,799	66,222
Madison Square Garden Sports Corp., Class A(b)	185	31,339
Manchester United PLC, Class A (United Kingdom)	222	3,439
Marcus Corp. (The)(c)	1,180	13,853
Match Group, Inc.(b)	642	89,373
Meredith Corp.	3,671	74,705
MSG Networks, Inc., Class A(b)(c)	463	5,621
National CineMedia, Inc.	2,459	8,287
Netflix, Inc.(b)	103	50,542
New York Times Co. (The), Class A	563	24,158
Nexstar Media Group, Inc., Class A	728	76,622
ORBCOMM, Inc.(b)	1,438	8,225
QuinStreet, Inc.(b)	496	8,851
Roku, Inc.(b)	77	22,605
Scholastic Corp.	788	18,691
Shenandoah Telecommunications Co.	308	13,688
Snap, Inc., Class A(b)	483	21,455
Spok Holdings, Inc.	381	3,745
TechTarget, Inc.(b)	117	6,143
TEGNA, Inc.	3,703	53,360
Tribune Publishing Co.	602	7,272
TripAdvisor, Inc.(b)	2,470	64,467
TrueCar, Inc.(b)	1,852	7,556
United States Cellular Corp.(b)	699	21,914
Vonage Holdings Corp.(b)	1,342	17,258
WideOpenWest, Inc.(b)	1,280	10,483
World Wrestling Entertainment, Inc., Class A	400	17,216
Yelp, Inc.(b)	2,110	67,393
	Shares	Value
Communication Services-(continued)
Zillow Group, Inc., Class C(b)	376	$40,537
Zynga, Inc., Class A(b)	3,184	26,268
		1,455,914
Consumer Discretionary-18.95%
1-800-Flowers.com, Inc., Class A(b)	468	10,970
Abercrombie & Fitch Co., Class A	3,557	73,772
Accel Entertainment, Inc.(b)	79	825
Acushnet Holdings Corp.	351	13,233
Adtalem Global Education, Inc.(b)	981	28,086
American Eagle Outfitters, Inc.	6,008	108,084
American Public Education, Inc.(b)	183	5,680
America’s Car-Mart, Inc.(b)	84	8,778
Asbury Automotive Group, Inc.(b)	745	84,014
At Home Group, Inc.(b)	3,884	73,563
Beazer Homes USA, Inc.(b)	2,327	34,463
Big Lots, Inc.	1,590	82,155
Biglari Holdings, Inc., Class B(b)	69	7,728
BJ’s Restaurants, Inc.	845	27,910
Bloomin’ Brands, Inc.	3,439	60,182
Bluegreen Vacations Holding Corp.	1,244	15,811
Boot Barn Holdings, Inc.(b)	388	16,009
Boyd Gaming Corp.	1,895	72,939
Bright Horizons Family Solutions, Inc.(b)	272	46,270
Brinker International, Inc.	1,349	67,598
Buckle, Inc. (The)	586	15,717
Caesars Entertainment, Inc.(b)	1,095	74,591
Caleres, Inc.	4,228	49,764
Callaway Golf Co.	1,156	24,565
Camping World Holdings, Inc., Class A	1,538	47,140
Carrols Restaurant Group, Inc.(b)	1,605	10,914
Carter’s, Inc.	651	57,932
Cato Corp. (The), Class A	877	7,069
Cavco Industries, Inc.(b)	64	11,521
Century Communities, Inc.(b)	513	22,829
Cheesecake Factory, Inc. (The)(c)	1,472	55,171
Chegg, Inc.(b)	186	14,495
Chico’s FAS, Inc.	17,038	25,727
Children’s Place, Inc. (The)(c)	817	35,115
Choice Hotels International, Inc.	205	20,428
Churchill Downs, Inc.	200	35,984
Chuy’s Holdings, Inc.(b)	352	8,342
Citi Trends, Inc.	664	22,503
Columbia Sportswear Co.	438	35,885
Conn’s, Inc.(b)	2,417	26,792
Cooper Tire & Rubber Co.	1,398	55,543
Cooper-Standard Holdings, Inc.(b)	2,911	98,741
Cracker Barrel Old Country Store, Inc.	457	63,788
Crocs, Inc.(b)	907	53,413
Dave & Buster’s Entertainment, Inc.(c)	3,493	88,443
Deckers Outdoor Corp.(b)	256	65,175
Denny’s Corp.(b)	829	9,542
Designer Brands, Inc., Class A	7,595	60,000
Dillard’s, Inc., Class A(c)	1,889	88,330
Dine Brands Global, Inc.	370	23,299
Domino’s Pizza, Inc.	104	40,827
Dorman Products, Inc.(b)	196	18,105
Dunkin’ Brands Group, Inc.	289	30,732
El Pollo Loco Holdings, Inc.(b)	256	4,012
Ethan Allen Interiors, Inc.	804	14,689
Etsy, Inc.(b)	245	39,371
Everi Holdings, Inc.(b)	1,487	15,822
Express, Inc.(b)	9,317	14,162
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Farfetch Ltd., Class A (United Kingdom)(b)	413	$22,570
Fiesta Restaurant Group, Inc.(b)	933	10,963
Five Below, Inc.(b)	215	33,626
Floor & Decor Holdings, Inc., Class A(b)	410	32,837
Fossil Group, Inc.(b)	5,763	61,088
Fox Factory Holding Corp.(b)	133	11,607
frontdoor, inc.(b)	226	10,699
Funko, Inc., Class A(b)(c)	1,226	10,764
GameStop Corp., Class A(b)(c)	10,092	167,124
Genesco, Inc.(b)	1,843	57,815
Gentherm, Inc.(b)	482	27,407
G-III Apparel Group Ltd.(b)	3,266	66,528
Golden Entertainment, Inc.(b)	837	13,936
GoPro, Inc., Class A(b)	1,461	10,212
Graham Holdings Co., Class B	132	59,007
Grand Canyon Education, Inc.(b)	241	20,116
Groupon, Inc.(b)	918	27,687
Grubhub, Inc.(b)	412	28,980
Guess?, Inc.	2,913	48,909
H&R Block, Inc.	3,550	66,740
Haverty Furniture Cos., Inc., (Acquired 06/19/2019 - 06/17/2020; Cost $10,116)(d)	619	16,849
Helen of Troy Ltd.(b)	173	34,944
Hibbett Sports, Inc.(b)	788	32,434
Hilton Grand Vacations, Inc.(b)	1,577	43,746
Hooker Furniture Corp.	406	12,290
Houghton Mifflin Harcourt Co.(b)	13,282	39,979
Hudson Ltd., Class A(b)	2,268	17,441
Installed Building Products, Inc.(b)	209	20,653
International Game Technology PLC	4,696	59,123
iRobot Corp.(b)(c)	195	15,294
Jack in the Box, Inc.	255	23,457
Johnson Outdoors, Inc., Class A	95	7,942
K12, Inc.(b)	512	11,945
KB Home	1,766	62,163
Lands’ End, Inc.(b)	852	21,249
Laureate Education, Inc., Class A(b)	5,526	78,469
La-Z-Boy, Inc.	858	31,780
LCI Industries	315	39,621
LGI Homes, Inc.(b)	144	15,559
Lindblad Expeditions Holdings, Inc.(b)	471	6,034
Liquidity Services, Inc.(b)	239	2,273
M.D.C. Holdings, Inc.	860	41,512
M/I Homes, Inc.(b)	755	34,315
Magnite, Inc.(b)(c)	367	6,973
Malibu Boats, Inc., Class A(b)	180	10,258
Marine Products Corp.	93	1,434
MarineMax, Inc.(b)	598	19,638
Mattel, Inc.(b)	3,558	55,113
MercadoLibre, Inc. (Argentina)(b)	39	60,580
Meritage Homes Corp.(b)	754	67,973
Michaels Cos., Inc. (The)(b)(c)	6,773	66,985
Modine Manufacturing Co.(b)	4,505	49,195
Monarch Casino & Resort, Inc.(b)	118	6,516
Monro, Inc.	322	15,137
Motorcar Parts of America, Inc.(b)	214	4,306
Movado Group, Inc.	963	16,304
National Vision Holdings, Inc.(b)	755	32,322
Noodles & Co.(b)	474	3,768
Ollie’s Bargain Outlet Holdings, Inc.(b)	203	17,876
OneSpaWorld Holdings Ltd. (Bahamas)	1,052	9,300
Overstock.com, Inc.(b)	262	17,682
	Shares	Value
Consumer Discretionary-(continued)
Oxford Industries, Inc.	360	$20,084
Papa John’s International, Inc.	97	7,795
Patrick Industries, Inc.	468	29,503
Penn National Gaming, Inc.(b)	2,572	180,040
Perdoceo Education Corp.(b)	559	6,339
PetMed Express, Inc.(c)	143	4,390
Planet Fitness, Inc., Class A(b)	533	38,882
Playa Hotels & Resorts N.V.(b)	4,303	21,902
PlayAGS, Inc.(b)	1,091	5,368
Pool Corp.	155	53,647
Quotient Technology, Inc.(b)	1,369	10,199
Red Robin Gourmet Burgers, Inc.(b)(c)	812	16,329
Red Rock Resorts, Inc., Class A	2,207	47,991
Regis Corp.(b)(c)	1,523	12,930
Rent-A-Center, Inc.	944	31,926
RH(b)	221	100,148
Ruth’s Hospitality Group, Inc.	875	13,624
Sally Beauty Holdings, Inc.(b)	2,925	33,637
Scientific Games Corp.(b)	655	24,418
SeaWorld Entertainment, Inc.(b)	1,516	42,296
Shake Shack, Inc., Class A(b)(c)	132	10,779
Shoe Carnival, Inc.	329	12,032
Shutterstock, Inc.	159	10,933
Six Flags Entertainment Corp.	1,446	44,436
Skyline Champion Corp.(b)	588	18,069
Sleep Number Corp.(b)	710	49,267
Smith & Wesson Brands, Inc.(c)	641	10,102
Sonic Automotive, Inc., Class A	1,945	78,539
Sonos, Inc.(b)	1,016	22,596
Stamps.com, Inc.(b)	91	17,059
Standard Motor Products, Inc.	288	13,332
Steven Madden Ltd.	1,323	41,635
Stitch Fix, Inc., Class A(b)	540	21,870
Stoneridge, Inc.(b)	543	14,585
Strategic Education, Inc.	126	11,830
Sturm Ruger & Co., Inc.	103	6,308
Tempur Sealy International, Inc.(b)	2,096	52,798
Terminix Global Holdings, Inc.(b)	1,298	63,641
Texas Roadhouse, Inc.	825	62,535
TopBuild Corp.(b)	364	63,420
TRI Pointe Group, Inc.(b)	3,837	67,071
Tupperware Brands Corp.(b)	6,465	217,547
Under Armour, Inc., Class A(b)(c)	7,265	120,381
Unifi, Inc.(b)	506	7,661
Universal Electronics, Inc.(b)	186	9,795
Urban Outfitters, Inc.(b)	2,040	55,855
Veoneer, Inc. (Sweden)(b)(c)	1,740	34,678
Vera Bradley, Inc.(b)	965	8,183
Vista Outdoor, Inc.(b)	1,938	39,981
Visteon Corp.(b)	390	47,131
Wayfair, Inc., Class A(b)	157	39,935
Wendy’s Co. (The)	1,550	34,084
Wingstop, Inc.	29	3,692
Winmark Corp.	20	3,600
Winnebago Industries, Inc.	360	19,055
Wolverine World Wide, Inc.	2,256	65,108
WW International, Inc.(b)	290	8,558
Wyndham Destinations, Inc.	2,331	98,042
Wyndham Hotels & Resorts, Inc.	993	57,097
YETI Holdings, Inc.(b)	151	9,539
Zumiez, Inc.(b)	453	16,802
		6,434,604

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Consumer Staples-4.08%
Alico, Inc.	80	$2,479
Andersons, Inc. (The)	3,824	86,920
B&G Foods, Inc.(c)	1,005	27,828
Boston Beer Co., Inc. (The), Class A(b)	30	27,925
Calavo Growers, Inc.	167	11,962
Cal-Maine Foods, Inc.(b)	353	13,813
Central Garden & Pet Co., Class A(b)	763	28,147
Chefs’ Warehouse, Inc. (The)(b)	730	16,823
Coca-Cola Consolidated, Inc.	101	26,431
Coty, Inc., Class A	13,231	95,131
Darling Ingredients, Inc.(b)	2,220	107,182
Edgewell Personal Care Co.(b)	1,053	36,592
elf Beauty, Inc.(b)	260	5,652
Energizer Holdings, Inc.	534	22,369
Farmer Brothers Co.(b)	601	2,674
Flowers Foods, Inc.	1,851	41,074
Fresh Del Monte Produce, Inc.	1,220	30,976
Freshpet, Inc.(b)	32	4,380
Hain Celestial Group, Inc. (The)(b)	773	29,760
Herbalife Nutrition Ltd.(b)	905	43,359
Hostess Brands, Inc.(b)	1,510	20,460
Ingles Markets, Inc., Class A	699	26,275
Inter Parfums, Inc.	147	7,984
J&J Snack Foods Corp.	117	17,011
John B. Sanfilippo & Son, Inc.	121	8,979
Lamb Weston Holdings, Inc.	910	65,866
Lancaster Colony Corp.	126	21,336
Medifast, Inc.	99	20,210
MGP Ingredients, Inc.	107	4,666
National Beverage Corp.(b)(c)	86	8,431
Natural Grocers by Vitamin Cottage, Inc.	176	2,563
Nomad Foods Ltd. (United Kingdom)(b)	1,790	43,228
Nu Skin Enterprises, Inc., Class A	835	43,011
Pilgrim’s Pride Corp.(b)	890	16,812
PriceSmart, Inc.	410	33,325
Sanderson Farms, Inc.	238	32,542
Seaboard Corp.	5	16,014
Seneca Foods Corp., Class A(b)	356	14,909
Simply Good Foods Co. (The)(b)	551	11,979
SpartanNash Co.	2,786	52,600
Spectrum Brands Holdings, Inc.	1,260	84,206
Sprouts Farmers Market, Inc.(b)	2,064	43,695
Tootsie Roll Industries, Inc.(c)	268	8,300
TreeHouse Foods, Inc.(b)	872	35,865
Turning Point Brands, Inc.	69	2,692
Universal Corp.	635	28,899
USANA Health Sciences, Inc.(b)	128	9,623
Vector Group Ltd.	1,438	16,163
WD-40 Co.	46	11,698
Weis Markets, Inc.	334	15,908
		1,386,727
Energy-4.50%
Arch Resources, Inc.	1,596	53,370
Archrock, Inc.	4,673	36,309
Berry Corp.	5,596	21,489
Bonanza Creek Energy, Inc.(b)	827	18,252
Cactus, Inc., Class A	673	15,614
Callon Petroleum Co.(b)(c)	5,596	53,218
Centennial Resource Development, Inc., Class A(b)	36,827	43,456
ChampionX Corp.(b)	3,164	37,588
Clean Energy Fuels Corp.(b)	2,091	9,514
	Shares	Value
Energy-(continued)
Comstock Resources, Inc.(b)	1,086	$5,289
CONSOL Energy, Inc.(b)	3,331	17,621
Continental Resources, Inc.(c)	2,793	42,956
Core Laboratories N.V.	691	15,181
DHT Holdings, Inc.	1,885	9,632
DMC Global, Inc.	195	7,966
Dorian LPG Ltd.(b)	1,236	13,509
Dril-Quip, Inc.(b)	556	15,802
Equitrans Midstream Corp.	6,010	49,042
Exterran Corp.(b)	3,394	14,391
Frank’s International N.V.(b)	3,754	8,371
Golar LNG Ltd. (Bermuda)(b)	3,302	30,048
Green Plains, Inc.(b)	3,087	45,626
Helix Energy Solutions Group, Inc.(b)	9,610	36,134
International Seaways, Inc.	482	8,141
Kosmos Energy Ltd. (Ghana)	22,461	39,531
Laredo Petroleum, Inc.(b)(c)	1,424	16,817
Liberty Oilfield Services, Inc., Class A	4,305	40,036
Magnolia Oil & Gas Corp., Class A(b)	5,394	33,712
Matador Resources Co.(b)	4,666	47,500
Matrix Service Co.(b)	1,379	13,211
Nabors Industries Ltd.(c)	3,444	180,431
NACCO Industries, Inc., Class A	99	2,648
Navigator Holdings Ltd., (Acquired 06/19/2020; Cost $7,915)(b)(d)	1,020	7,976
Newpark Resources, Inc.(b)	7,595	11,393
Nordic American Tankers Ltd.	1,493	4,763
Northern Oil and Gas, Inc.(b)(c)	1,301	8,131
Oceaneering International, Inc.(b)	4,851	29,446
Oil States International, Inc.(b)	6,747	29,957
Par Pacific Holdings, Inc.(b)	3,889	44,296
ProPetro Holding Corp.(b)	5,098	29,415
QEP Resources, Inc.	64,988	104,631
Renewable Energy Group, Inc.(b)	786	45,651
REX American Resources Corp.(b)	95	7,458
RPC, Inc.(b)	2,221	6,885
Scorpio Tankers, Inc. (Monaco)	1,179	13,606
Select Energy Services, Inc., Class A(b)	4,235	17,914
SM Energy Co.	16,831	71,195
Teekay Corp. (Bermuda)(b)	6,390	15,017
Texas Pacific Land Trust	35	21,347
Tidewater, Inc.(b)	2,206	20,979
US Silica Holdings, Inc.	12,053	52,069
W&T Offshore, Inc.(b)(c)	2,140	4,194
		1,528,728
Financials-5.88%
Aaron’s Holdings Co., Inc.	1,532	96,409
AMERISAFE, Inc.	210	11,493
Argo Group International Holdings Ltd.	1,041	40,797
Artisan Partners Asset Management, Inc., Class A	979	44,055
BGC Partners, Inc., Class A	8,923	36,941
Blucora, Inc.(b)	1,053	13,731
Brightsphere Investment Group, Inc.	1,924	34,055
Brown & Brown, Inc.	1,399	62,997
Cannae Holdings, Inc.(b)	125	4,928
Citizens, Inc.(b)	848	5,376
Cohen & Steers, Inc.	140	9,908
Compass Diversified Holdings	1,090	21,331
Cowen, Inc., Class A	764	18,305
Crawford & Co., Class A	847	6,225
Credit Acceptance Corp.(b)(c)	131	39,101

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Diamond Hill Investment Group, Inc.	65	$8,893
Donegal Group, Inc., Class A	385	5,382
Donnelley Financial Solutions, Inc.(b)	1,143	18,619
Eaton Vance Corp.	1,574	105,427
eHealth, Inc.(b)	33	2,508
Employers Holdings, Inc.	728	22,211
Encore Capital Group, Inc.(b)	613	20,928
Enova International, Inc.(b)	3,246	67,874
Erie Indemnity Co., Class A	120	27,073
Essent Group Ltd.	1,575	69,080
Evercore, Inc., Class A	862	78,382
EZCORP, Inc., Class A(b)	2,379	12,109
FactSet Research Systems, Inc.	147	49,063
Federated Hermes, Inc., Class B	1,317	35,348
FirstCash, Inc.	487	31,285
Focus Financial Partners, Inc., Class A(b)	371	14,695
Freedom Holding Corp. (Kazakhstan)(b)(c)	78	2,876
Goosehead Insurance, Inc., Class A	41	5,048
Green Dot Corp., Class A(b)	672	35,992
Greenhill & Co., Inc.	767	9,986
Hamilton Lane, Inc., Class A	88	6,149
Heritage Insurance Holdings, Inc.	821	8,489
Houlihan Lokey, Inc.	417	27,013
James River Group Holdings Ltd.	1,067	48,634
Kinsale Capital Group, Inc.	59	14,169
LendingTree, Inc.(b)	51	13,035
MarketAxess Holdings, Inc.	40	21,567
Mercury General Corp.	663	29,484
Moelis & Co., Class A	984	38,612
Morningstar, Inc.	92	18,409
National General Holdings Corp.	2,012	68,569
NMI Holdings, Inc., Class A(b)	1,108	24,276
Oppenheimer Holdings, Inc., Class A	431	12,710
Piper Sandler Cos.	395	36,407
PJT Partners, Inc., Class A	220	15,242
PRA Group, Inc.(b)	473	19,691
Primerica, Inc.	508	66,177
ProAssurance Corp.	1,882	29,943
Protective Insurance Corp.	490	7,002
RLI Corp.	313	29,963
Safety Insurance Group, Inc.	194	13,823
SEI Investments Co.	1,007	53,119
Selective Insurance Group, Inc.	957	59,162
State Auto Financial Corp.	254	3,815
Stewart Information Services Corp.	649	27,174
Third Point Reinsurance Ltd. (Bermuda)(b)	2,183	20,826
Trupanion, Inc.(b)	92	9,327
United Fire Group, Inc.	631	13,800
United Insurance Holdings Corp.	726	3,216
Universal Insurance Holdings, Inc.	851	11,880
Virtu Financial, Inc., Class A	769	17,526
Virtus Investment Partners, Inc.	86	15,384
Waddell & Reed Financial, Inc., Class A	2,255	37,117
Walker & Dunlop, Inc.	693	55,447
Westwood Holdings Group, Inc.	224	2,670
WisdomTree Investments, Inc.	1,889	8,085
World Acceptance Corp.(b)(c)	369	41,664
		1,998,007
Health Care-8.46%
ABIOMED, Inc.(b)	121	33,166
AC Immune S.A. (Switzerland)(b)	215	1,191
Acadia Healthcare Co., Inc.(b)	1,723	73,141
	Shares	Value
Health Care-(continued)
Acceleron Pharma, Inc.(b)	2	$236
Accuray, Inc.(b)	771	3,439
AdaptHealth Corp.(b)	55	1,642
Addus HomeCare Corp.(b)	63	6,253
Alkermes PLC(b)	1,013	18,497
Allscripts Healthcare Solutions, Inc.(b)	4,067	55,637
Alnylam Pharmaceuticals, Inc.(b)	13	1,689
Amedisys, Inc.(b)	108	26,437
American Renal Associates Holdings, Inc.(b)	720	8,215
AMN Healthcare Services, Inc.(b)	625	40,725
Amneal Pharmaceuticals, Inc.(b)	2,437	9,626
Amphastar Pharmaceuticals, Inc.(b)	265	4,706
AngioDynamics, Inc.(b)	624	8,873
ANI Pharmaceuticals, Inc.(b)	103	3,045
Anika Therapeutics, Inc.(b)	168	6,350
Antares Pharma, Inc.(b)	158	493
Apollo Medical Holdings, Inc.(b)	225	4,099
Arrowhead Pharmaceuticals, Inc.(b)	124	7,754
AtriCure, Inc.(b)	57	2,478
Atrion Corp.	5	3,000
Avanos Medical, Inc.(b)	344	14,582
AxoGen, Inc.(b)	92	1,315
BioMarin Pharmaceutical, Inc.(b)	330	25,971
Bio-Rad Laboratories, Inc., Class A(b)	114	61,389
Bio-Techne Corp.	79	23,961
BioTelemetry, Inc.(b)	159	8,810
Brookdale Senior Living, Inc.(b)	11,294	47,887
Bruker Corp.	461	23,331
Cantel Medical Corp.	343	20,384
Cardiovascular Systems, Inc.(b)	72	2,481
CareDx, Inc.(b)	40	2,287
Catalent, Inc.(b)	466	44,801
Charles River Laboratories International, Inc.(b)	213	49,953
Chemed Corp.	64	30,608
Codexis, Inc.(b)	53	982
Collegium Pharmaceutical, Inc.(b)	166	3,069
Community Health Systems, Inc.(b)	20,214	165,351
Computer Programs & Systems, Inc.	170	4,833
CONMED Corp.	184	18,748
Corcept Therapeutics, Inc.(b)	585	13,244
CorVel Corp.(b)	91	8,149
CRISPR Therapeutics AG (Switzerland)(b)	43	5,458
Cross Country Healthcare, Inc.(b)	1,015	8,830
CryoLife, Inc.(b)	170	3,539
CryoPort, Inc.(b)(c)	24	1,168
DexCom, Inc.(b)	42	13,427
Dicerna Pharmaceuticals, Inc.(b)	162	4,094
Eagle Pharmaceuticals, Inc.(b)	113	5,141
Eidos Therapeutics, Inc.(b)	1	92
Emergent BioSolutions, Inc.(b)	147	12,044
Enanta Pharmaceuticals, Inc.(b)	102	4,202
Endo International PLC(b)	3,781	19,207
Ensign Group, Inc. (The)	496	35,648
Evolent Health, Inc., Class A(b)	1,264	18,366
Exact Sciences Corp.(b)	88	10,653
Exelixis, Inc.(b)	1,080	20,693
FibroGen, Inc.(b)	96	3,966
Fluidigm Corp.(b)	126	789
Glaukos Corp.(b)(c)	91	6,141
Global Cord Blood Corp. (Hong Kong)(b)(c)	864	3,465
Globus Medical, Inc., Class A(b)	402	24,152
Guardant Health, Inc.(b)	26	3,149

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
GW Pharmaceuticals PLC, ADR (United Kingdom)(b)(c)	3	$420
Haemonetics Corp.(b)	223	25,166
Halozyme Therapeutics, Inc.(b)	47	1,838
Hanger, Inc.(b)	430	9,757
HealthEquity, Inc.(b)	196	14,051
HealthStream, Inc.(b)	211	3,941
Heska Corp.(b)	22	2,750
Hill-Rom Holdings, Inc.	438	41,549
HMS Holdings Corp.(b)	456	14,328
Horizon Therapeutics PLC(b)	580	40,849
ICU Medical, Inc.(b)	100	18,870
IDEXX Laboratories, Inc.(b)	138	63,615
Incyte Corp.(b)	398	33,647
Innoviva, Inc.(b)	477	4,987
Inogen, Inc.(b)	116	4,068
Inovalon Holdings, Inc., Class A(b)	637	11,893
Inspire Medical Systems, Inc.(b)	5	929
Insulet Corp.(b)	36	9,278
Integer Holdings Corp.(b)	252	18,167
Integra LifeSciences Holdings Corp.(b)	428	23,424
Intersect ENT, Inc.(b)	50	956
Invacare Corp.	1,025	8,743
Ionis Pharmaceuticals, Inc.(b)	435	21,981
iRhythm Technologies, Inc.(b)	8	1,956
Ironwood Pharmaceuticals, Inc.(b)	20	230
Lannett Co., Inc.(b)	1,079	6,647
Lantheus Holdings, Inc.(b)	381	5,014
LeMaitre Vascular, Inc.	79	3,112
Lexicon Pharmaceuticals, Inc.(b)(c)	885	1,354
LHC Group, Inc.(b)	142	27,877
LivaNova PLC(b)	343	18,128
Luminex Corp.	157	3,726
Magellan Health, Inc.(b)	684	54,070
Masimo Corp.(b)	70	17,814
MEDNAX, Inc.(b)	4,017	81,184
Medpace Holdings, Inc.(b)	127	16,302
MeiraGTx Holdings PLC(b)	67	946
Meridian Bioscience, Inc.(b)	217	4,101
Merit Medical Systems, Inc.(b)	332	18,283
Mesa Laboratories, Inc.	10	2,718
Molecular Templates, Inc.(b)	6	54
Myriad Genetics, Inc.(b)	986	17,294
National HealthCare Corp.	218	13,564
National Research Corp.	68	3,489
Natus Medical, Inc.(b)	322	6,736
Neogen Corp.(b)	132	9,797
NeoGenomics, Inc.(b)	207	9,849
Neurocrine Biosciences, Inc.(b)	89	8,450
Nevro Corp.(b)	19	3,064
NextGen Healthcare, Inc.(b)	649	11,513
Novocure Ltd.(b)	43	5,403
NuVasive, Inc.(b)	331	15,332
Omnicell, Inc.(b)	218	22,857
OPKO Health, Inc.(b)(c)	2,631	12,208
Option Care Health, Inc.(b)	200	3,150
OraSure Technologies, Inc.(b)	212	2,544
Orthofix Medical, Inc.(b)	174	6,396
OrthoPediatrics Corp.(b)	6	275
Owens & Minor, Inc.	7,313	188,383
Pacira BioSciences, Inc.(b)	144	8,725
Patterson Cos., Inc.	2,725	75,646
	Shares	Value
Health Care-(continued)
Penumbra, Inc.(b)(c)	38	$8,432
PerkinElmer, Inc.	487	64,771
PetIQ, Inc.(b)	179	5,152
Phibro Animal Health Corp., Class A	339	6,404
PRA Health Sciences, Inc.(b)	407	45,665
Premier, Inc., Class A	902	31,949
Prestige Consumer Healthcare, Inc.(b)	524	18,639
Providence Service Corp. (The)(b)	165	22,405
PTC Therapeutics, Inc.(b)	38	2,378
Quidel Corp.(b)	43	8,387
R1 RCM, Inc.(b)	779	15,798
RadNet, Inc.(b)	582	10,837
Repligen Corp.(b)	54	10,242
Seagen, Inc.(b)	58	9,878
Select Medical Holdings Corp.(b)	2,615	63,021
Simulations Plus, Inc.	17	951
STAAR Surgical Co.(b)	54	3,849
Supernus Pharmaceuticals, Inc.(b)	393	8,371
Surgalign Holdings, Inc.(b)	1,214	2,744
Surgery Partners, Inc.(b)	731	17,858
SurModics, Inc.(b)	47	1,760
Syneos Health, Inc.(b)	582	38,319
Tabula Rasa HealthCare, Inc.(b)(c)	36	1,241
Tactile Systems Technology, Inc.(b)	36	1,552
Tandem Diabetes Care, Inc.(b)	33	3,098
Taro Pharmaceutical Industries Ltd.(b)	152	10,731
Teladoc Health, Inc.(b)(c)	51	10,137
Teleflex, Inc.	130	49,757
Tivity Health, Inc.(b)	1,058	19,499
Travere Therapeutics, Inc.(b)	78	1,789
United Therapeutics Corp.(b)	206	27,324
US Physical Therapy, Inc.	91	9,666
Vanda Pharmaceuticals, Inc.(b)	386	4,713
Varex Imaging Corp.(b)	514	8,574
Varian Medical Systems, Inc.(b)	420	73,072
Veeva Systems, Inc., Class A(b)	136	37,654
Veracyte, Inc.(b)	49	2,671
Vericel Corp.(b)	65	1,660
Vocera Communications, Inc.(b)	153	5,176
Voyager Therapeutics, Inc.(b)	91	757
West Pharmaceutical Services, Inc.	167	45,952
Zynex, Inc.(b)(c)	15	209
		2,873,492
Industrials-23.53%
AAON, Inc.	141	9,183
AAR Corp.	1,248	35,406
ABM Industries, Inc.	1,618	62,293
ACCO Brands Corp.	4,281	32,792
Acuity Brands, Inc.	642	76,218
Advanced Drainage Systems, Inc.	411	28,667
Aegion Corp.(b)	950	16,293
Aerojet Rocketdyne Holdings, Inc.(b)	532	19,913
AeroVironment, Inc.(b)	84	7,173
Air Transport Services Group, Inc.(b)	1,002	30,802
Alamo Group, Inc.	124	16,829
Alaska Air Group, Inc.	1,303	66,414
Albany International Corp., Class A	326	22,341
Allegiant Travel Co.	100	17,019
Allegion PLC	509	58,046
Altra Industrial Motion Corp.	1,150	65,274
AMERCO	137	56,750
Ameresco, Inc., Class A(b)	85	3,787

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
American Woodmark Corp.(b)	364	$31,854
Apogee Enterprises, Inc.	868	22,776
Applied Industrial Technologies, Inc.	624	48,940
ArcBest Corp.	1,358	56,914
Arcosa, Inc.	828	42,965
Argan, Inc.	98	4,507
Armstrong World Industries, Inc.	339	26,123
ASGN, Inc.(b)	690	53,944
Astec Industries, Inc.	343	19,894
Astronics Corp.(b)	1,308	14,937
Atkore International Group, Inc.(b)	758	29,547
Atlas Air Worldwide Holdings, Inc.(b)	1,054	58,824
Axon Enterprise, Inc.(b)	104	13,072
AZZ, Inc.	485	21,626
Barnes Group, Inc.	834	38,372
Barrett Business Services, Inc.	172	11,474
Beacon Roofing Supply, Inc.(b)	2,173	79,075
Bloom Energy Corp., Class A(b)	530	12,996
BMC Stock Holdings, Inc.(b)	1,461	71,501
Brady Corp., Class A	450	19,881
BrightView Holdings, Inc.(b)	875	11,935
Brink’s Co. (The)	924	62,000
BWX Technologies, Inc.	530	30,146
CAI International, Inc.	947	29,973
Casella Waste Systems, Inc., Class A(b)	144	8,666
CBIZ, Inc.(b)	604	14,629
Chart Industries, Inc.(b)	506	52,300
Cimpress PLC (Ireland)(b)	480	43,022
CIRCOR International, Inc.(b)	815	26,952
Clarivate PLC (United Kingdom)(b)	406	11,141
Clean Harbors, Inc.(b)	703	50,876
Colfax Corp.(b)	1,444	52,100
Columbus McKinnon Corp.	418	15,796
Comfort Systems USA, Inc.	690	34,769
Copa Holdings S.A., Class A (Panama)	351	27,975
Copart, Inc.(b)	673	77,698
CoreLogic, Inc.	685	53,088
Cornerstone Building Brands, Inc.(b)	2,143	18,730
Costamare, Inc. (Monaco)	2,138	15,351
CoStar Group, Inc.(b)	68	61,919
Covanta Holding Corp.	3,056	37,894
CRA International, Inc.	144	6,602
Crane Co.	897	62,368
CSW Industrials, Inc.	114	12,231
Cubic Corp.	393	23,014
Curtiss-Wright Corp.	515	59,359
Deluxe Corp.	1,842	47,413
Donaldson Co., Inc.	980	52,175
Douglas Dynamics, Inc.	258	10,093
Ducommun, Inc.(b)	232	11,535
DXP Enterprises, Inc.(b)	625	13,163
Dycom Industries, Inc.(b)	753	47,334
Echo Global Logistics, Inc.(b)	1,114	31,626
Encore Wire Corp.	356	18,395
Energy Recovery, Inc.(b)	140	1,494
Enerpac Tool Group Corp.	688	15,404
EnerSys	620	50,722
Ennis, Inc.	420	6,875
EnPro Industries, Inc.	509	36,042
ESCO Technologies, Inc.	169	16,714
Evoqua Water Technologies Corp.(b)	570	14,871
Exponent, Inc.	168	13,946
	Shares	Value
Industrials-(continued)
Federal Signal Corp.	507	$15,732
Flowserve Corp.	2,102	71,636
Forrester Research, Inc.(b)	97	4,016
Forward Air Corp.	449	32,808
Foundation Building Materials, Inc.(b)	726	13,968
Franklin Electric Co., Inc.	346	23,386
FTI Consulting, Inc.(b)	272	28,565
GATX Corp.	826	65,882
Genco Shipping & Trading Ltd.	2,129	16,053
Generac Holdings, Inc.(b)	226	48,726
Gibraltar Industries, Inc.(b)	328	21,471
GMS, Inc.(b)	1,387	43,316
Gorman-Rupp Co. (The)	200	6,580
Graco, Inc.	804	54,463
GrafTech International Ltd.	2,189	17,293
Granite Construction, Inc.	2,035	50,102
Great Lakes Dredge & Dock Corp.(b)	1,384	15,625
Greenbrier Cos., Inc. (The)	1,401	46,751
Griffon Corp.	1,031	21,496
H&E Equipment Services, Inc.	1,258	33,815
Harsco Corp.(b)	1,756	29,764
Hawaiian Holdings, Inc.	933	18,903
Healthcare Services Group, Inc.	735	17,397
Heartland Express, Inc.	459	8,482
HEICO Corp.	361	44,612
Heidrick & Struggles International, Inc.	447	11,667
Helios Technologies, Inc.	293	14,424
Herc Holdings, Inc.(b)	1,466	83,973
Heritage-Crystal Clean, Inc.(b)	267	5,145
Herman Miller, Inc.	1,408	50,181
Hexcel Corp.	1,743	86,313
Hillenbrand, Inc.	1,086	40,692
HNI Corp.	1,261	45,976
Hub Group, Inc., Class A(b)	804	43,915
Huron Consulting Group, Inc.(b)	307	13,530
Hyster-Yale Materials Handling, Inc.	297	16,347
ICF International, Inc.	259	18,759
Ingersoll Rand, Inc.(b)	1,269	56,179
Insperity, Inc.	787	67,289
Insteel Industries, Inc.	296	6,846
Interface, Inc.	1,884	15,722
ITT, Inc.	895	65,004
JELD-WEN Holding, Inc.(b)	2,015	48,743
JetBlue Airways Corp.(b)	4,421	66,713
John Bean Technologies Corp.	273	30,183
Kadant, Inc.	100	12,791
Kaman Corp.	357	18,668
Kelly Services, Inc., Class A	3,074	62,894
Kennametal, Inc.	1,398	48,916
Kforce, Inc.	471	19,335
Kimball International, Inc., Class B	739	8,077
Kirby Corp.(b)	995	50,347
Knoll, Inc.	1,522	20,791
Korn Ferry	1,125	45,045
Kratos Defense & Security Solutions, Inc.(b)	501	10,606
Landstar System, Inc.	441	57,956
Lawson Products, Inc.(b)	94	4,441
LB Foster Co., Class A(b)	414	6,028
Lennox International, Inc.	282	81,168
Lincoln Electric Holdings, Inc.	702	80,730
Lindsay Corp.	60	6,949
Luxfer Holdings PLC (United Kingdom)	290	4,359

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Lydall, Inc.(b)	921	$25,235
Manitowoc Co., Inc. (The)(b)	667	7,410
Marten Transport Ltd.	633	11,160
Masonite International Corp.(b)	448	44,822
Matson, Inc.	1,083	62,955
Matthews International Corp., Class A	939	25,099
Maxar Technologies, Inc.	1,909	53,089
McGrath RentCorp	281	17,883
Mercury Systems, Inc.(b)	173	12,321
Meritor, Inc.(b)	2,126	56,126
Middleby Corp. (The)(b)	642	87,306
Moog, Inc., Class A	907	70,166
MRC Global, Inc.(b)	7,723	44,639
MSA Safety, Inc.	167	24,957
MSC Industrial Direct Co., Inc., Class A	816	67,989
Mueller Industries, Inc.	1,012	33,153
Mueller Water Products, Inc., Class A	1,676	19,894
MYR Group, Inc.(b)	521	26,639
National Presto Industries, Inc.	60	5,103
Navistar International Corp.(b)	1,315	58,202
NN, Inc.(b)	2,646	16,577
Nordson Corp.	243	49,526
NOW, Inc.(b)	4,657	25,986
NV5 Global, Inc.(b)	105	7,676
nVent Electric PLC	2,892	66,516
Omega Flex, Inc.	17	2,409
Park Aerospace Corp.	446	5,678
Park-Ohio Holdings Corp.	735	20,646
PGT Innovations, Inc.(b)	793	14,766
Pitney Bowes, Inc.	15,099	86,064
Powell Industries, Inc.	208	5,373
Primoris Services Corp.	1,669	40,473
Proto Labs, Inc.(b)	103	14,230
Quanex Building Products Corp.	1,086	22,372
Raven Industries, Inc.	360	9,079
RBC Bearings, Inc.(b)	133	22,456
Regal Beloit Corp.	791	94,161
Resideo Technologies, Inc.(b)	5,818	107,575
Resources Connection, Inc.	824	9,979
REV Group, Inc.	1,498	13,842
Rexnord Corp.	1,104	41,411
Rollins, Inc.	346	19,784
Rush Enterprises, Inc., Class A	1,968	75,433
Saia, Inc.(b)	218	38,050
Schneider National, Inc., Class B	2,488	51,999
SEACOR Holdings, Inc.(b)	479	15,912
Shyft Group, Inc. (The)	324	8,401
Simpson Manufacturing Co., Inc.	348	31,981
SiteOne Landscape Supply, Inc.(b)	174	24,029
SkyWest, Inc.	672	28,849
SP Plus Corp.(b)	832	23,662
Spirit Airlines, Inc.(b)(c)	1,579	35,733
SPX Corp.(b)	415	21,260
SPX FLOW, Inc.(b)	656	35,149
Standex International Corp.	230	17,356
Steelcase, Inc., Class A	3,241	39,378
Stericycle, Inc.(b)	827	58,254
Sunrun, Inc.(b)	491	31,463
Systemax, Inc.	354	10,893
Team, Inc.(b)	2,611	22,742
Teledyne Technologies, Inc.(b)	145	54,801
Tennant Co.	197	13,231
	Shares	Value
Industrials-(continued)
Terex Corp.	2,568	$79,608
Tetra Tech, Inc.	495	59,029
Thermon Group Holdings, Inc.(b)	429	6,066
Timken Co. (The)	1,395	102,449
Titan Machinery, Inc.(b)	893	16,315
Toro Co. (The)	570	51,705
TPI Composites, Inc.(b)	395	15,891
TransUnion	714	65,038
Trex Co., Inc.(b)	225	16,835
TriMas Corp.(b)	657	17,562
TriNet Group, Inc.(b)	483	36,225
Triton International Ltd. (Bermuda)	1,834	83,007
Triumph Group, Inc.	2,380	31,345
TrueBlue, Inc.(b)	1,493	28,516
Tutor Perini Corp.(b)	3,937	53,228
UFP Industries, Inc.	943	50,592
UniFirst Corp.	197	36,421
Universal Logistics Holdings, Inc.	324	6,969
Upwork, Inc.(b)	161	5,268
US Ecology, Inc.	322	10,913
Valmont Industries, Inc.	339	55,250
Veritiv Corp.(b)	4,035	74,970
Viad Corp.	967	28,981
Vicor Corp.(b)	42	3,442
Wabash National Corp.	2,752	48,655
Watsco, Inc.	333	75,711
Watts Water Technologies, Inc., Class A	287	33,622
Werner Enterprises, Inc.	820	32,792
WillScot Mobile Mini Holdings Corp.(b)	582	12,519
Woodward, Inc.	816	91,253
		7,989,782
Information Technology-14.59%
2U, Inc.(b)(c)	183	5,913
3D Systems Corp.(b)(c)	1,025	9,379
8x8, Inc.(b)	133	2,629
A10 Networks, Inc.(b)	207	1,652
Acacia Communications, Inc.(b)	130	9,058
ACI Worldwide, Inc.(b)	787	25,640
ACM Research, Inc., Class A(b)	15	1,239
ADTRAN, Inc.	633	7,998
Advanced Energy Industries, Inc.(b)	204	19,678
Advanced Micro Devices, Inc.(b)	861	79,780
Agilysys, Inc.(b)	91	3,400
Alarm.com Holdings, Inc.(b)	94	7,136
Altair Engineering, Inc., Class A(b)	158	8,516
Alteryx, Inc., Class A(b)	40	4,794
Ambarella, Inc.(b)	122	9,532
Amkor Technology, Inc.(b)	5,170	76,206
Anaplan, Inc.(b)	72	5,039
ANSYS, Inc.(b)	205	69,302
AppFolio, Inc., Class A(b)	27	4,399
Appian Corp.(b)(c)	30	4,200
Applied Optoelectronics, Inc.(b)(c)	364	3,025
Arista Networks, Inc.(b)	231	62,532
Arlo Technologies, Inc.(b)	1,157	6,086
Aspen Technology, Inc.(b)	288	38,722
AudioCodes Ltd. (Israel)	71	1,986
Avalara, Inc.(b)	36	6,183
Avaya Holdings Corp.(b)	2,643	49,186
Avid Technology, Inc.(b)	244	2,965
Axcelis Technologies, Inc.(b)	243	6,556
Badger Meter, Inc.	137	11,294

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Belden, Inc.	1,266	$48,716
Benchmark Electronics, Inc.	1,668	40,566
Benefitfocus, Inc.(b)	81	1,166
Black Knight, Inc.(b)	405	37,106
Blackbaud, Inc.	275	15,150
Blackline, Inc.(b)	63	7,743
Bottomline Technologies (DE), Inc.(b)	227	10,360
Box, Inc., Class A(b)	409	7,644
Brightcove, Inc.(b)	169	2,822
Brooks Automation, Inc.	351	25,619
CalAmp Corp.(b)	872	7,953
Calix, Inc.(b)	249	5,896
Cardtronics PLC, Class A(b)	1,022	24,814
Casa Systems, Inc.(b)	457	2,427
CDK Global, Inc.	1,130	54,127
CEVA, Inc.(b)	93	3,653
ChannelAdvisor Corp.(b)	119	1,755
Ciena Corp.(b)	1,006	45,069
Cirrus Logic, Inc.(b)	436	34,924
Cloudera, Inc.(b)	1,602	18,711
CMC Materials, Inc.	174	26,845
Cognex Corp.	461	34,640
Coherent, Inc.(b)	192	23,382
Cohu, Inc.	500	14,195
CommVault Systems, Inc.(b)	389	18,579
Comtech Telecommunications Corp.	617	11,760
Conduent, Inc.(b)	24,532	103,525
Cornerstone OnDemand, Inc.(b)	226	9,978
Coupa Software, Inc.(b)	27	8,881
Cree, Inc.(b)	568	51,342
CSG Systems International, Inc.	328	14,229
CTS Corp.	407	12,397
Daktronics, Inc.	1,209	5,453
Diebold Nixdorf, Inc.(b)	4,904	46,441
Digi International, Inc.(b)	386	6,624
Diodes, Inc.(b)	363	24,669
DocuSign, Inc.(b)	170	38,740
Dolby Laboratories, Inc., Class A	985	87,123
Dropbox, Inc., Class A(b)	1,331	26,580
DSP Group, Inc.(b)	117	1,969
Ebix, Inc.	478	16,257
Elastic N.V.(b)	27	3,343
Endurance International Group Holdings, Inc.(b)	2,743	26,004
Enphase Energy, Inc.(b)	94	12,838
Entegris, Inc.	637	58,999
Envestnet, Inc.(b)	204	16,373
EPAM Systems, Inc.(b)	132	42,548
ePlus, Inc.(b)	147	12,394
Euronet Worldwide, Inc.(b)	510	68,564
Everbridge, Inc.(b)	15	1,904
EVERTEC, Inc.	380	14,125
Evo Payments, Inc., Class A(b)	561	14,104
ExlService Holdings, Inc.(b)	277	23,063
Extreme Networks, Inc.(b)	2,955	16,607
Fabrinet (Thailand)(b)	333	22,747
Fair Isaac Corp.(b)	87	41,132
FARO Technologies, Inc.(b)	103	6,810
FireEye, Inc.(b)	883	13,271
First Solar, Inc.(b)	719	67,176
Fitbit, Inc., Class A(b)	1,534	11,014
Five9, Inc.(b)	36	5,587
FLIR Systems, Inc.	1,091	41,720
	Shares	Value
Information Technology-(continued)
FormFactor, Inc.(b)	437	$17,917
Fortinet, Inc.(b)	376	46,334
Gartner, Inc.(b)	488	74,176
Genpact Ltd.	1,264	51,382
GreenSky, Inc., Class A(b)	4,828	20,567
GTT Communications, Inc.(b)(c)	1,241	5,634
Guidewire Software, Inc.(b)	189	23,149
Hackett Group, Inc. (The)	266	3,745
Harmonic, Inc.(b)	755	4,930
HubSpot, Inc.(b)	51	20,111
Ichor Holdings Ltd.(b)	388	12,377
II-VI, Inc.(b)	541	36,599
Impinj, Inc.(b)(c)	60	2,507
Infinera Corp.(b)	821	6,946
Inphi Corp.(b)	81	12,566
Inseego Corp.(b)(c)	37	367
Insight Enterprises, Inc.(b)	1,067	76,269
InterDigital, Inc.	420	25,162
IPG Photonics Corp.(b)	212	43,886
Itron, Inc.(b)	405	31,837
j2 Global, Inc.(b)	428	38,353
Jack Henry & Associates, Inc.	212	34,102
KBR, Inc.	2,615	72,619
Knowles Corp.(b)	1,273	21,616
Kulicke & Soffa Industries, Inc. (Singapore)	819	24,939
Lattice Semiconductor Corp.(b)	337	14,103
Limelight Networks, Inc.(b)(c)	444	1,967
Littelfuse, Inc.	226	54,360
LivePerson, Inc.(b)	38	2,220
LiveRamp Holdings, Inc.(b)	533	31,186
Lumentum Holdings, Inc.(b)	471	40,685
MACOM Technology Solutions Holdings, Inc.(b)	178	7,953
MagnaChip Semiconductor Corp. (South Korea)(b)	449	6,304
Manhattan Associates, Inc.(b)	188	19,221
ManTech International Corp., Class A	415	31,943
MAXIMUS, Inc.	602	43,230
MaxLinear, Inc.(b)	439	13,719
Methode Electronics, Inc.	488	17,090
MicroStrategy, Inc., Class A(b)	119	40,790
Mimecast Ltd.(b)	136	6,117
MKS Instruments, Inc.	386	53,260
Model N, Inc.(b)	32	1,103
MongoDB, Inc.(b)	11	3,160
Monolithic Power Systems, Inc.	80	25,597
MTS Systems Corp.	742	25,992
National Instruments Corp.	883	33,051
Net 1 UEPS Technologies, Inc. (South Africa)(b)	764	2,682
NETGEAR, Inc.(b)	414	13,169
NetScout Systems, Inc.(b)	1,208	28,291
New Relic, Inc.(b)	106	6,331
NIC, Inc.	283	6,632
nLight, Inc.(b)	97	2,912
Novanta, Inc.(b)	90	10,798
Nuance Communications, Inc.(b)	2,230	96,180
Nutanix, Inc., Class A(b)	285	7,806
Okta, Inc.(b)	32	7,841
OneSpan, Inc.(b)	129	2,552
Onto Innovation, Inc.(b)	215	9,505
Opera Ltd., ADR (Norway)(b)	1,395	11,885
OSI Systems, Inc.(b)	211	18,589
Paycom Software, Inc.(b)	53	22,105

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Paylocity Holding Corp.(b)	57	$11,206
PC Connection, Inc.	486	22,186
PDF Solutions, Inc.(b)	159	3,509
Pegasystems, Inc.	70	9,162
Perficient, Inc.(b)	300	13,659
Photronics, Inc.(b)	1,102	12,772
Plantronics, Inc.	1,188	32,456
Plexus Corp.(b)	559	41,763
Pluralsight, Inc., Class A(b)	139	2,277
Power Integrations, Inc.	238	16,991
Progress Software Corp.	328	13,153
Proofpoint, Inc.(b)	154	15,937
PROS Holdings, Inc.(b)	83	3,560
PTC, Inc.(b)	699	75,387
Pure Storage, Inc., Class A(b)(c)	1,223	22,344
Q2 Holdings, Inc.(b)	37	4,195
QAD, Inc., Class A	84	4,816
Qualys, Inc.(b)	114	10,831
Rambus, Inc.(b)	837	13,158
Rapid7, Inc.(b)	43	3,222
RealPage, Inc.(b)	313	21,594
Ribbon Communications, Inc.(b)	2,011	13,795
RingCentral, Inc., Class A(b)	32	9,506
Rogers Corp.(b)	151	22,183
Sabre Corp.	10,113	113,771
SailPoint Technologies Holding, Inc.(b)	250	11,640
ScanSource, Inc.(b)	1,229	30,848
Semtech Corp.(b)	400	26,988
Silicon Laboratories, Inc.(b)	217	25,435
SMART Global Holdings, Inc.(b)	259	7,949
Smartsheet, Inc., Class A(b)	57	3,308
SolarEdge Technologies, Inc.(b)	142	39,473
Splunk, Inc.(b)	174	35,527
SPS Commerce, Inc.(b)	115	11,853
Square, Inc., Class A(b)	643	135,647
Stratasys Ltd.(b)(c)	672	11,491
Super Micro Computer, Inc.(b)	1,050	29,620
SVMK, Inc.(b)	219	4,660
Switch, Inc., Class A	486	7,674
Sykes Enterprises, Inc.(b)	693	26,078
Synaptics, Inc.(b)	377	29,319
Telenav, Inc.(b)	479	2,275
Tenable Holdings, Inc.(b)	37	1,332
Teradata Corp.(b)	1,666	36,535
Trade Desk, Inc. (The), Class A(b)	32	28,834
TTEC Holdings, Inc.	183	12,382
TTM Technologies, Inc.(b)	2,998	39,154
Tucows, Inc., Class A(b)(c)	44	3,190
Twilio, Inc., Class A(b)	128	40,972
Tyler Technologies, Inc.(b)	77	32,925
Ultra Clean Holdings, Inc.(b)	582	18,414
Unisys Corp.(b)	502	7,319
Universal Display Corp.	91	20,843
Upland Software, Inc.(b)	82	3,751
Varonis Systems, Inc.(b)	26	3,137
Veeco Instruments, Inc.(b)	460	7,645
Verint Systems, Inc.(b)	565	32,182
Verra Mobility Corp.(b)	581	7,088
ViaSat, Inc.(b)	1,012	34,408
Viavi Solutions, Inc.(b)	1,503	20,358
Virtusa Corp.(b)	405	20,282
Vishay Intertechnology, Inc.	2,543	49,232
	Shares	Value
Information Technology-(continued)
WEX, Inc.(b)	344	$59,595
Workiva, Inc.(b)	47	3,525
Xperi Holding Corp.	946	18,050
Yext, Inc.(b)(c)	126	2,395
Zendesk, Inc.(b)	123	16,420
Zscaler, Inc.(b)	39	6,074
Zuora, Inc., Class A(b)	178	2,027
		4,953,884
Materials-7.27%
AdvanSix, Inc.(b)	1,569	27,881
Allegheny Technologies, Inc.(b)	6,299	84,973
American Vanguard Corp.	341	5,170
AptarGroup, Inc.	449	56,718
Avient Corp.	1,568	57,310
Balchem Corp.	152	15,761
Boise Cascade Co.	1,157	50,040
Cabot Corp.	1,682	69,652
Carpenter Technology Corp.	1,626	39,739
Century Aluminum Co.(b)	1,740	17,661
Chase Corp.	51	5,403
Clearwater Paper Corp.(b)	466	16,268
Cleveland-Cliffs, Inc.(c)	11,013	121,253
Coeur Mining, Inc.(b)	1,935	13,719
Commercial Metals Co.	2,957	58,874
Compass Minerals International, Inc.	477	29,793
Eagle Materials, Inc.	862	78,433
Element Solutions, Inc.	3,842	53,058
Ferro Corp.(b)	1,131	16,185
Ferroglobe PLC(b)	11,426	14,511
Forterra, Inc.(b)	386	7,160
FutureFuel Corp.	307	3,681
GCP Applied Technologies, Inc.(b)	520	12,215
Glatfelter Corp.	1,181	18,990
Gold Resource Corp.	465	1,386
Greif, Inc., Class A	1,605	78,019
H.B. Fuller Co.	999	52,278
Hawkins, Inc.	197	9,885
Haynes International, Inc.	276	5,848
Hecla Mining Co.	5,703	27,260
Ingevity Corp.(b)	428	28,496
Innospec, Inc.	287	23,617
Intrepid Potash, Inc.(b)	447	5,784
Kaiser Aluminum Corp.	398	31,036
Koppers Holdings, Inc.(b)	993	26,881
Kraton Corp.(b)	2,103	56,781
Livent Corp.(b)	1,376	20,874
Materion Corp.	256	14,925
Mercer International, Inc. (Germany)	1,577	12,916
Mesabi Trust	263	6,233
Minerals Technologies, Inc.	661	40,103
Myers Industries, Inc.	522	8,869
Neenah, Inc.	272	13,195
NewMarket Corp.	61	22,555
Orion Engineered Carbons S.A. (Germany)	2,344	36,473
PQ Group Holdings, Inc.(b)	742	9,490
Quaker Chemical Corp.	60	14,820
Rayonier Advanced Materials, Inc.(b)	10,426	67,456
Resolute Forest Products, Inc.(b)	23,244	127,377
Royal Gold, Inc.	216	23,862
Schnitzer Steel Industries, Inc., Class A	1,531	39,224
Schweitzer-Mauduit International, Inc., Class A	588	20,451
Scotts Miracle-Gro Co. (The)	170	29,881

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Sealed Air Corp.	1,714	$77,233
Sensient Technologies Corp.	476	34,139
Silgan Holdings, Inc.	975	32,955
Stepan Co.	241	27,995
Summit Materials, Inc., Class A(b)	2,343	44,517
SunCoke Energy, Inc.	6,689	30,100
TimkenSteel Corp.(b)	3,679	17,328
Tredegar Corp.	702	11,099
Trinseo S.A.	2,742	104,169
Tronox Holdings PLC, Class A	4,176	52,826
US Concrete, Inc.(b)	635	22,530
Valvoline, Inc.	1,629	37,125
Venator Materials PLC(b)	6,579	16,382
Verso Corp., Class A	1,483	16,031
W.R. Grace & Co.	597	32,668
Warrior Met Coal, Inc.	3,221	56,110
Westlake Chemical Corp.	902	67,785
Worthington Industries, Inc.	1,119	57,875
		2,469,290
Real Estate-6.07%
Alexander & Baldwin, Inc.	1,266	19,813
Alexander’s, Inc.	20	5,467
Altisource Portfolio Solutions S.A.(b)	466	6,142
American Assets Trust, Inc.	455	13,054
Americold Realty Trust(c)	739	25,222
Apple Hospitality REIT, Inc.	4,916	65,186
Armada Hoffler Properties, Inc.	1,233	13,082
Brandywine Realty Trust	3,033	33,757
Camden Property Trust	495	48,921
Chatham Lodging Trust	1,873	20,622
CoreCivic, Inc.	3,466	24,574
CorePoint Lodging, Inc.	2,999	19,523
CoreSite Realty Corp.	190	23,824
Corporate Office Properties Trust	918	24,446
CubeSmart	1,062	34,547
Cushman & Wakefield PLC(b)	5,156	76,824
CyrusOne, Inc.	507	35,444
DiamondRock Hospitality Co.	4,840	36,397
Diversified Healthcare Trust	16,888	74,476
Easterly Government Properties, Inc.	432	9,357
EastGroup Properties, Inc.	155	21,131
Empire State Realty Trust, Inc., Class A(c)	3,309	29,946
Equity LifeStyle Properties, Inc.	557	32,635
eXp World Holdings, Inc.(b)	259	13,812
Extra Space Storage, Inc.	586	66,060
Federal Realty Investment Trust	626	54,600
Forestar Group, Inc.(b)	140	2,724
Franklin Street Properties Corp.	1,710	7,934
GEO Group, Inc. (The)(c)	3,768	35,608
Healthcare Realty Trust, Inc.	739	21,801
Hersha Hospitality Trust	2,982	24,154
Highwoods Properties, Inc.	1,040	39,832
Howard Hughes Corp. (The)(b)	665	48,365
Investors Real Estate Trust	129	8,953
Lamar Advertising Co., Class A	946	75,311
Life Storage, Inc.	269	29,515
Marcus & Millichap, Inc.(b)	189	6,776
New Senior Investment Group, Inc.	3,967	21,938
Newmark Group, Inc., Class A	8,021	56,307
NexPoint Residential Trust, Inc.	267	11,831
Office Properties Income Trust	1,085	24,792
Outfront Media, Inc.	2,984	56,517
	Shares	Value
Real Estate-(continued)
Pebblebrook Hotel Trust	3,257	$60,255
Piedmont Office Realty Trust, Inc., Class A	1,835	28,681
PotlatchDeltic Corp.	613	28,529
PS Business Parks, Inc.	192	25,306
QTS Realty Trust, Inc., Class A	282	16,754
Rayonier, Inc.	1,007	28,367
RE/MAX Holdings, Inc., Class A	220	6,886
Redfin Corp.(b)	112	5,364
RLJ Lodging Trust	5,440	67,075
RMR Group, Inc. (The), Class A	357	13,223
Ryman Hospitality Properties, Inc.	1,325	85,052
Saul Centers, Inc.	247	7,706
St. Joe Co. (The)	229	7,559
Summit Hotel Properties, Inc.	3,453	30,007
Sun Communities, Inc.	225	31,275
Sunstone Hotel Investors, Inc.	4,474	46,977
Tanger Factory Outlet Centers, Inc.(c)	3,607	34,086
Taubman Centers, Inc.	691	29,520
UDR, Inc.	1,253	48,203
Uniti Group, Inc.	4,241	43,597
Universal Health Realty Income Trust	39	2,357
Urban Edge Properties	2,182	28,322
Washington Prime Group, Inc.	34,231	34,916
Xenia Hotels & Resorts, Inc.	3,423	48,230
		2,059,467
Utilities-2.35%
ALLETE, Inc.	753	42,349
American States Water Co.	158	11,664
Atlantic Power Corp.(b)	2,792	5,751
Avangrid, Inc.	980	45,609
Avista Corp.	985	36,957
Black Hills Corp.	806	49,029
California Water Service Group	360	17,813
Chesapeake Utilities Corp.	122	12,689
Hawaiian Electric Industries, Inc.	1,426	51,094
IDACORP, Inc.	504	45,652
MGE Energy, Inc.	254	17,442
Middlesex Water Co.	73	5,000
National Fuel Gas Co.	1,253	51,586
New Jersey Resources Corp.	1,160	38,315
Northwest Natural Holding Co.	289	13,849
NorthWestern Corp.	603	34,974
ONE Gas, Inc.	495	39,194
Ormat Technologies, Inc.	297	23,407
Otter Tail Corp.	447	17,800
PNM Resources, Inc.	1,030	50,583
Portland General Electric Co.	1,275	52,759
SJW Group	234	15,350
South Jersey Industries, Inc.	1,051	24,194
Southwest Gas Holdings, Inc.	737	47,352
Spire, Inc.	658	42,086
Unitil Corp.	170	6,950
		799,448
Total Common Stocks & Other Equity Interests (Cost $29,033,893)		33,949,343

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f) (Cost $15,662)	15,662	$15,662
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $29,049,555)		33,965,005
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.07%
Invesco Private Government Fund, 0.02%(e)(f)(g)	700,363	700,363
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(e)(f)(g)	1,020,984	$1,021,290
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,721,653)		1,721,653
TOTAL INVESTMENTS IN SECURITIES-105.09% (Cost $30,771,208)		35,686,658
OTHER ASSETS LESS LIABILITIES-(5.09)%		(1,727,675)
NET ASSETS-100.00%		$33,958,983

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Restricted security. The aggregate value of these securities at period end was $31,313, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$148,921	$(133,259)	$-	$-	$15,662	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	63,744	60,572	(124,316)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	943,582	1,342,415	(1,585,634)	-	-	700,363	74*
Invesco Private Prime Fund	317,504	1,575,976	(872,224)	-	34	1,021,290	175*
Total	$1,324,830	$3,127,884	$(2,715,433)	$-	$34	$1,737,315	$249

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Defensive Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$262,248,530	$-	$-	$262,248,530
Money Market Funds	-	1,502,292	-	1,502,292
Total Investments	$262,248,530	$1,502,292	$-	$263,750,822
Invesco RAFITM Strategic Developed ex-US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$264,311,331	$-	$-	$264,311,331
Money Market Funds	158,430	6,259,366	-	6,417,796
Total Investments	$264,469,761	$6,259,366	$-	$270,729,127
Invesco RAFITM Strategic Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,607,479	$18,688	$0	$21,626,167
Money Market Funds	44,381	246,908	-	291,289
Total Investments	$21,651,860	$265,596	$0	$21,917,456
Invesco RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$154,016,715	$-	$-	$154,016,715
Money Market Funds	-	1,296,831	-	1,296,831
Total Investments	$154,016,715	$1,296,831	$-	$155,313,546
Invesco RAFITM Strategic US Small Company ETF
Investments in Securities
Common Stocks & Other Equity Interests	$33,949,343	$-	$-	$33,949,343
Money Market Funds	15,662	1,721,653	-	1,737,315
Total Investments	$33,965,005	$1,721,653	$-	$35,686,658

NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.